                                OCTOBER 30, 1997
                        DELAWARE GROUP PREMIUM FUND, INC.
                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1997

The following supplements the Prospectus.

Financial Highlights

         The following unaudited financial highlights for the International Equity Series are derived from the unaudited financial statements of the Series for the six month period ended June 30, 1997. The data should be read in conjunction with the financial statements and related notes which are incorporated into the Statement of Additional Information by reference to Delaware Group Premium Fund, Inc.'s (the "Fund") Semi-Annual Report for the six months ended June 30, 1997. A copy of the Semi-Annual Report may be obtained from the Fund upon request at no charge.

                                                          International
                                                          Equity Series
                                                         ---------------
                                                            Unaudited
                                                             1/1/97
                                                             through
                                                           6/30/97(1)

Net Asset Value, Beginning of Period..........             $15.1100

Income From Investment Operations
---------------------------------
Net Investment Income.........................               0.2182
Net Gains (Losses) on Securities
   (both realized and unrealized).............               1.8068
                                                             ------
      Total From Investment Operations........               2.0250
                                                             ------

Less Distributions
-------------------
Dividends from Net Investment Income..........              (0.5450)
Distributions from Capital Gains..............                none
      Total Distributions.....................              (0.5450)
                                                           --------

Net Asset Value, End of Period................             $16.5900
                                                           ========


------------

Total Return(2)...............................                13.95%(3)

------------



Ratios/Supplemental Data
------------------------

Net Assets, End of Period (000's omitted)                  $186,527
Ratio of Expenses to Average Daily Net Assets.                 0.80%
Ratio of Expenses to Average Daily Net Assets
   Prior to Expense Limitation................                 0.91%
Ratio of Net Investment Income to Average
   Daily Net Assets...........................                 3.38%
Ratio of Net Investment Income to Average
   Daily Net Assets Prior to Expense
   Limitation.................................                 3.27%
Portfolio Turnover Rate.......................                    6%
Average Commission Rate Paid..................              $0.0190

----------
(1)  Ratios have been annualized but total return has not been annualized.
(2) Total return does not reflect expenses that apply to the Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown.
(3) Total return reflects the expense limitation referenced in Expenses under Management of the Fund.

                                OCTOBER 30, 1997
                        DELAWARE GROUP PREMIUM FUND, INC.
                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1997

     The following supplements the Prospectus.

Financial Highlights


     The following unaudited financial highlights for the Equity/Income, Emerging Growth and Global Bond Series are derived from the unaudited financial statements of the Series for the six month period ended June 30, 1997. The data should be read in conjunction with the financial statements and related notes which are incorporated into the Statement of Additional Information by reference to Delaware Group Premium Fund, Inc.'s (the "Fund") Semi-Annual Report for the six months ended June 30, 1997. A copy of the Semi-Annual Report may be obtained from the Fund upon request at no charge.


                                                                      Emerging
                                              Equity/Income            Growth                Global Bond
                                                 Series                Series                  Series
                                              -------------            ------                  ------
                                                Unaudited             Unaudited               Unaudited
                                                 1/1/97                1/1/97                  1/1/97
                                                 through               through                 through
                                                6/30/97(1)           6/30/97(1)              6/30/97(1)
                                              -------------            ------                  ------


Net Asset Value, Beginning of Period..........    $15.9800              $14.5600               $10.9600

Income From Investment Operations
---------------------------------
Net Investment Income.........................      0.1590                0.0053                 0.3347
Net Gains (Losses) on Securities
   (both realized and unrealized).............      2.5410                0.7447                (0.3697)
                                                    ------                ------               --------
      Total From Investment Operations........      2.7000                0.7500                (0.0350)
                                                    ------                ------               --------

Less Distributions
------------------
Dividends from Net Investment Income..........     (0.1700)              (0.0500)               (0.2800)
Distributions from Capital Gains..............     (1.3500)              (0.1800)               (0.0850)
                                                   --------             --------               --------
      Total Distributions.....................     (1.5200)              (0.2300)               (0.3650)
                                                   --------             --------               --------

Net Asset Value, End of Period................    $17.1600              $15.0800               $10.5600
                                                  ========              ========               ========
------------

Total Return(2)...............................       18.27%(3)              5.25%(3)              (0.25%)(3)

------------

Ratios/Supplemental Data
------------------------

Net Assets, End of Period (000's omitted) .....   $264,928               $77,004                $14,908
Ratio of Expenses to Average Daily Net Assets..       0.71%                 0.80%                  0.80%
Ratio of Expenses to Average Daily Net Assets
   Prior to Expense Limitation................        0.71%                 0.88%                  1.08%
Ratio of Net Investment Income to Average
   Daily Net Assets...........................        2.25%                 0.10%                  7.61%
Ratio of Net Investment Income to Average
   Daily Net Assets Prior to Expense
   Limitation................                         2.25%                 0.02%                  7.32%
Portfolio Turnover Rate.......................          54%                  142%                   107%
Average Commission Rate Paid..................     $0.0600               $0.0597                     N/A


(1)  Ratios have been annualized but total return has not been annualized.
(2) Total return does not reflect expenses that apply to the Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown.
(3) Total return reflects the expense limitation referenced in Expenses under Management of the Fund.

                                OCTOBER 30, 1997
                        DELAWARE GROUP PREMIUM FUND, INC.
                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1997

     The following supplements the Prospectus.

Financial Highlights

     The following unaudited financial highlights for the Decatur Total Return, Delchester, Capital Reserves, Cash Reserve, DelCap and Delaware Series are derived from the unaudited financial statements of the Series for the six month period ended June 30, 1997. The data should be read in conjunction with the financial statements and related notes which are incorporated into the Statement of Additional Information by reference to Delaware Group Premium Fund, Inc.'s (the "Fund") Semi-Annual Report for the six months ended June 30, 1997. A copy of the Semi-Annual Report may be obtained from the Fund upon request at no charge.

                                              Decatur Total        Delachester      Capital Reserves
                                              Return Series          Series              Series
                                              -------------        -----------      ----------------
                                                Unaudited           Unaudited          Unaudited
                                                 1/1/97              1/1/97             1/1/97
                                                 through             through            through
                                                6/30/97(1)         6/30/97(1)         6/30/97(1)

Net Asset Value, Beginning of Period..........   $15.9800           $9.1700            $9.6900

Income From Investment Operations
---------------------------------
Net Investment Income.........................     0.1590            0.4363             0.3099
Net Gains (Losses) on Securities
   (both realized and unrealized).............     2.5410            0.1118            (0.0300)
                                                   ------            ------           --------
      Total From Investment Operations........     2.7000            0.5481             0.2799
                                                   ------            ------           --------

Less Distributions
------------------
Dividends from Net Investment Income..........    (0.1700)          (0.4281)           (0.3099)
Distributions from Capital Gains..............    (1.3500)            none               none
                                                 --------          --------           --------
      Total Distributions.....................    (1.5200)          (0.4281)           (0.3099)
                                                 --------          --------           --------

Net Asset Value, End of Period................   $17.1600           $9.2900            $9.6600
                                                 ========           =======            =======

------------


Total Return(2)...............................      18.27%(3)          6.12%              2.94%

------------

Ratios/Supplemental Data
------------------------

Net Assets, End of Period (000's omitted)        $264,928           $79,748            $27,694
Ratio of Expenses to Average Daily
    Net Assets................................       0.71%             0.70%              0.73%
Ratio of Expenses to Average Daily
   Net Assets Prior to Expense
   Limitation.................................       0.71%             0.70%              0.73%
Ratio of Net Investment Income to
   Average Daily Net Assets...................       2.25%             9.59%              6.48%
Ratio of Net Investment Income to
   Average Daily Net Assets Prior
   to Expense Limitation......................       2.25%             9.59%              6.48%
Portfolio Turnover Rate.......................         54%              104%               142%
Average Commission Rate Paid..................    $0.0600               N/A                N/A


RESTUBBED TABLE




                                               Cash Reserves      DelCap     Delaware
                                                   Series         Series      Series
                                               -------------     ---------   ---------
                                                 Unaudited       Unaudited   Unaudited
                                                  1/1/97          1/1/97      1/1/97
                                                  through         through     through
                                                6/30/97(1)      6/30/97(1)   6/30/97(1)

Net Asset Value, Beginning of Period..........  $10.0000         $15.8900    $16.6400

Income From Investment Operations
---------------------------------
Net Investment Income.........................    0.2431           0.0054      0.2277
Net Gains (Losses) on Securities
   (both realized and unrealized).............     none            0.9146      1.5623
                                                 -------           ------      ------
      Total From Investment Operations........    0.2431           0.9200      1.7900
                                                 -------           ------      ------

Less Distributions
-------------------
Dividends from Net Investment Income..........   (0.2431)           none      (0.4500)
Distributions from Capital Gains..............     none           (0.8700)    (1.0700)
                                                --------         --------    --------
      Total Distributions.....................   (0.2431)         (0.8700)    (1.5200)
                                                --------         --------    --------

Net Asset Value, End of Period................  $10.0000         $15.9400    $16.1900
                                                ========         ========    ========

------------


Total Return(2)...............................      2.47%            6.05%(3)   11.70%

------------



Ratios/Supplemental Data
------------------------

Net Assets, End of Period (000's omitted)        $30,513          $97,029     $98,201
Ratio of Expenses to Average Daily
    Net Assets................................      0.62%            0.80%       0.66%
Ratio of Expenses to Average Daily
   Net Assets Prior to Expense
   Limitation.................................      0.62%            0.83%       0.66%
Ratio of Net Investment Income to
   Average Daily Net Assets...................      4.94%            0.04%       3.13%
Ratio of Net Investment Income to
   Average Daily Net Assets Prior
   to Expense Limitation......................      4.94%            0.01%       3.13%
Portfolio Turnover Rate.......................        ---             147%         72%
Average Commission Rate Paid..................       N/A          $0.0599     $0.0600

(1)  Ratios have been annualized but total return has not been annualized.
(2) Total return does not reflect expenses that apply to the Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown.
(3) Total return reflects the expense limitation referenced in Expenses under Management of the Fund.

                                OCTOBER 30, 1997
                        DELAWARE GROUP PREMIUM FUND, INC.
                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1997

     The following supplements the Prospectus.

Financial Highlights

     The following unaudited financial highlights for the Decatur Total Return, Delchester, Capital Reserves, Cash Reserve, DelCap, Delaware, Value, Trend, International Equity and Global Bond Series are derived from the unaudited financial statements of the Series for the six month period ended June 30, 1997. The data should be read in conjunction with the financial statements and related notes which are incorporated into the Statement of Additional Information by reference to Delaware Group Premium Fund, Inc.'s (the "Fund") Semi-Annual Report for the six months ended June 30, 1997. A copy of the Semi-Annual Report may be obtained from the Fund upon request at no charge.

     Unaudited financial highlights for the Strategic Income, Devon, Emerging Markets, Convertible Securities and Quantum Series are derived from the unaudited financial statements of the Series for the period May 1, 1997 (date of initial public offering) through September 30, 1997 are also provided below. The data should be read in conjunction with the financial statements and related notes which are included with the Fund's Statement of Additional Information.


                                           Decatur Total  Delchester  Capital Reserves  Cash Reserves    DelCap
                                           Return Series   Series         Series           Series        Series
                                           -------------  ---------   ---------------   -------------   ---------
                                             Unaudited    Unaudited      Unaudited        Unaudited     Unaudited
                                              1/1/97       1/1/97         1/1/97            1/1/97        1/1/97
                                              through      through       through           through       through
                                             6/30/97(1)   6/30/97(1)     6/30/97(1)       6/30/97(1)    6/30/97(1)
                                           -------------  ---------   ---------------   -------------   ---------

Net Asset Value, Beginning of Period..       $15.9800      $9.1700        $9.6900          $10.0000      $15.8900

Income From Investment Operations
---------------------------------
Net Investment Income...................       0.1590       0.4363         0.3099            0.2431        0.0054
Net Gains (Losses) on Securities
   (both realized and unrealized).......       2.5410       0.1118        (0.0300)            none         0.9146
                                            ---------     --------        --------          --------     --------
      Total From Investment Operations         2.7000       0.5481         0.2799            0.2431        0.9200
                                            ---------     --------        --------          --------     --------

Less Distributions
------------------
Dividends from Net Investment Income...       (0.1700)     (0.4281)       (0.3099)          (0.2431)        none
Distributions from Capital Gains........      (1.3500)        none           none              none       (0.8700)
                                            ---------     --------        --------          --------     --------
      Total Distributions...............      (1.5200)     (0.4281)       (0.3099)          (0.2431)      (0.8700)
                                            ---------     --------        --------          --------     --------

Net Asset Value, End of Period..........     $17.1600      $9.2900        $9.6600          $10.0000      $15.9400
                                            =========    =========        ========          ========     ========

------------


Total Return(2).........................        18.27%(3)     6.12%          2.94%             2.47%         6.05%(3)

------------



Ratios/Supplemental Data
------------------------

Net Assets, End of Period (000's omitted)    $264,928      $79,748        $27,694           $30,513       $97,029
Ratio of Expenses to Average Daily
  Net Assets.............................        0.71%        0.70%          0.73%             0.62%         0.80%
Ratio of Expenses to Average Daily Net
   Assets Prior to Expense Limitation....        0.71%        0.70%          0.73%             0.62%         0.83%
Ratio of Net Investment Income to Average
   Daily Net Assets......................       2.25%         9.59%          6.48%             4.94%         0.04%
Ratio of Net Investment Income to Average
   Daily Net Assets Prior to Expense
   Limitation............................       2.25%         9.59%          6.48%             4.94%         0.01%
Portfolio Turnover Rate.................          54%          104%           142%              ---           147%
Average Commission Rate Paid............     $0.0600           N/A            N/A               N/A       $0.0599


RESTUBBED TABLE

                                            Delaware    International    Value       Trend     Global Bond
                                             Series    Equity Series     Series      Series       Series
                                            ---------  -------------    --------   ---------    ----------
                                            Unaudited    Unaudited     Unaudited   Unaudited    Unaudited
                                             1/1/97       1/1/97         1/1/97      1/1/97       1/1/97
                                             through      through        through     through      through
                                            6/30/97(1)   6/30/97(1)     6/30/97(1)  6/30/97(1)   6/30/97(1)
                                            ---------  -------------    --------   ---------    ----------

Net Asset Value, Beginning of Period..       $16.6400     $15.1100      $14.5000    $14.5600      $10.9600

Income From Investment Operations
---------------------------------
Net Investment Income...................       0.2277       0.2182        0.1145      0.0053        0.3347
Net Gains (Losses) on Securities
   (both realized and unrealized).......       1.5623       1.8068        2.1855      0.7447       (0.3697)
                                             --------     --------      --------     --------     ---------
      Total From Investment Operations         1.7900       2.0250        2.3000      0.7500       (0.0350)
                                             --------     --------      --------     --------     ---------

Less Distributions
------------------
Dividends from Net Investment Income...       (0.4500)    (0.5450)       (0.1100)    (0.0500)      (0.2800)
Distributions from Capital Gains........      (1.0700)       none        (0.9300)    (0.1800)      (0.0850)
                                             --------     --------      --------     --------     ---------
      Total Distributions...............      (1.5200)    (0.5450)       (1.0400)    (0.2300)      (0.3650)
                                             --------     --------      --------     --------     ---------

Net Asset Value, End of Period..........     $16.1900    $16.5900       $15.7600    $15.0800      $10.5600
                                             ========    ========       ========     ========     =========

------------


Total Return(2).........................        11.70%     13.95%(3)      16.89%(3)     5.25%(3)     (0.25%)(3)

------------



Ratios/Supplemental Data
--------------------------
Net Assets, End of Period (000's omitted)     $98,201    $186,527       $50,152      $77,004       $14,908
Ratio of Expenses to Average Daily
  Net Assets.............................        0.66%       0.80%         0.80%        0.80%         0.80%
Ratio of Expenses to Average Daily Net
   Assets Prior to Expense Limitation....        0.66%       0.91%         0.93%        0.88%         1.08%
Ratio of Net Investment Income to Average
   Daily Net Assets......................        3.13%       3.38%         1.19%        0.10%         7.61%
Ratio of Net Investment Income to Average
   Daily Net Assets Prior to Expense
   Limitation............................        3.13%       3.27%         1.06%        0.02%         7.32%
Portfolio Turnover Rate.................           72%          6%           58%         142%          107%
Average Commission Rate Paid............      $0.0600     $0.0190       $0.0596      $0.0597           N/A

(1)  Ratios have been annualized but total return has not been annualized.
(2) Total return does not reflect expenses that apply to the Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown.
(3) Total return reflects the expense limitation referenced in Expenses under Management of the Fund.




                                            Strategic Income         Devon          Emerging           Convertible         Quantum
                                                  Series            Series        Markets Series    Securities Series      Series
                                            ----------------       ----------     --------------    -----------------      ------
                                                Unaudited          Unaudited        Unaudited           Unaudited         Unaudited
                                                5/1/97(1)          5/1/97(1)        5/1/97(1)           5/1/97(1)         5/1/97(1)
                                                 through            through          through             through           through
                                                 9/30/97            9/30/97          9/30/97             9/30/97           9/30/97

Net Asset Value, Beginning of Period..........   $10.0000         $10.0000          $10.0000           $10.0000         $10.0000

Income From Investment Operations
---------------------------------
Net Investment Income.........................     0.2040           0.0821            0.0336             0.2500           0.0366
Net Gains (Losses) on Securities
   (both realized and unrealized).............     0.3660           1.9479            0.5764             1.7300           2.2534
                                                   ------           ------            ------             ------           ------
      Total From Investment Operations........     0.5700           2.0300            0.6100             1.9800           2.2900
                                                   ------           ------            ------             ------           ------

Less Distributions
------------------
Dividends from Net Investment Income..........     none             none               none              none             none
Distributions from Capital Gains..............     none             none               none              none             none
                                                   ----             ----               ----              ----             ----
      Total Distributions.....................     none             none               none              none             none
                                                   ----             ----               ----              ----             ----

Net Asset Value, End of Period................   $10.5700         $12.0300          $10.6100           $11.9800         $12.2900
                                                 ========         ========          ========           ========         ========

------------


Total Return(2)...............................       5.70%(3)        20.30%             6.10%             19.80%           22.90%(3)

------------



Ratios/Supplemental Data
------------------------

Net Assets, End of Period (000's omitted).....     $5,893           $9,456            $5,814             $3,196           $4,586
Ratio of Expenses to Average Daily Net Assets.       0.80%            0.80%             1.50%              0.80%            0.80%
Ratio of Expenses to Average Daily Net Assets
   Prior to Expense Limitation................       1.53%            1.22%             2.74%              3.57%            1.69%
Ratio of Net Investment Income to Average
   Daily Net Assets...........................       7.44%            3.25%             1.16%              6.61%            1.15%
Ratio of Net Investment Income to Average
   Daily Net Assets Prior to Expense
   Limitation................................        6.71%            2.83%            (0.08%)             3.84%            0.26%
Portfolio Turnover Rate.......................         86%             154%                7%               274%              96%
Average Commission Rate Paid..................        N/A          $0.0600           $0.0038            $0.0600              N/A

(1) Date of initial public offering; ratios have been annualized but total return has not been annualized.
(2) Total return does not reflect expenses that apply to the Separate Accounts or to the related insurance policies and inclusion of these charges would reduce total return figures for all periods shown.
(3) Total return reflects the expense limitation referenced in Expenses under Management of the Fund.

                                OCTOBER 30, 1997
                        DELAWARE GROUP PREMIUM FUND, INC.
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 1997

         The following provides updated information in the section of the Statement of Additional Information entitled Performance Information.

                                                       Average Annual Total Return*
                          Decatur
                           Total                      Capital        Cash
                          Return      Delchester      Reserves       Reserve        Delaware                           DelCap
1 year ended                                                                                       1 year ended
6/30/97                   33.25%         4.74%           7.33%        4.99%          22.37%        6/30/97              5.72%

3 years ended                                                                                      3 years ended
6/30/97                   25.14%        10.79%           7.06%        5.04%          18.24%        6/30/97             18.08%

5 years ended                                                                                      5 years ended
6/30/97                   18.86%        10.26%           5.88%        4.10%          14.27%        6/30/97             14.79%

Period 7/28/88**                                                                                   Period 7/12/91**
through 6/30/97           12.96%        10.56%           6.92%        5.29%          13.17%        through 6/30/97     11.38%


                       International                                                                                  Global
                          Equity                                           Value       Trend                           Bond
1 year ended                                    1 year ended                                       1 year ended
6/30/97                   25.13%                6/30/97                   31.70%       1.08%       6/30/97            9.65%

3 years ended                                   3 years ended                                      Period 5/2/96**
6/30/97                   16.34%                6/30/97                   22.30%      19.06%       through 6/30/97    9.82%

Period 10/29/92**                               Period 12/27/93**
through 6/30/97           14.21%                through 6/30/97           18.71%      15.38%
3
                                                          Aggregate Total Return

                         Strategic                  Emerging         Convertible
                          Income      Devon         Markets          Securities      Quantum
Period 5/1/97**
through 9/30/97           5.70%         20.30%        6.10%            19.80          22.90%


* The respective investment manager elected to waive voluntarily the portion of its annual compensation under its Investment Management Agreement with each Series to limit operating expenses of the Series to 0.80%. In the absence of such voluntary waiver, performance would have been affected negatively.

**   Date of initial public offering.




                                                      Cumulative Total Return*
                          Decatur
                           Total                      Capital        Cash
                          Return      Delchester      Reserves       Reserve        Delaware                              DelCap
3 months ended                                                                                     3 months ended
6/30/97                   15.29%         4.74%           2.78%        1.26%          10.80%        6/30/97              13.94%

6 months ended                                                                                     6 months ended
6/30/97                   18.27%         6.12%           2.94%        2.47%          11.70%        6/30/97               6.05%

9 months ended                                                                                     9 months ended
6/30/97                   27.50%         2.91%           5.39%        3.72%          19.38%        6/30/97               2.07%

1 year ended                                                                                       1 year ended
6/30/97                   33.25%        15.74%           7.33%        4.99%          22.37%        6/30/97               5.72%

3 years ended                                                                                      3 years ended
6/30/97                   95.98%        35.99%          22.72%       15.88%          65.31%        6/30/97              64.65%

5 years ended                                                                                      5 years ended
6/30/97                  137.24%        63.00%          33.09%       22.23%          94.83%        6/30/97              99.30%

Period 7/28/88**                                                                                   Period 7/12/91**
through 6/30/97          196.74%       144.94%          81.64%       58.41%         201.69%        through 6/30/97      90.34%

* The respective investment manager elected to waive voluntarily the portion of its annual compensation under its Investment Management Agreement with each Series to limit operating expenses of the Series to 0.80%. In the absence of such voluntary waiver, performance would have been affected negatively.

**   Date of initial public offering.



                                                      Cumulative Total Return*
                       International                                                                                    Global
                          Equity                                   Value          Trend                                  Bond
3 months ended                           3 months ended                                        3 months ended
6/30/97                   9.94%          6/30/97                 15.29%         11.87%         6/30/97                   2.91%

6 months ended                           6 months ended                                        6 months ended
6/30/97                  13.95%          6/30/97                 16.89%          5.25%         6/30/97                  (0.25%)

9 months ended                           9 months ended                                        Period 5/2/96**
6/30/97                  21.86%          6/30/97                 30.28%          3.05%         through 6/30/97          11.51%

1 year ended                             1 year ended
6/30/97                  25.13%          6/30/97                 31.70%          1.08%

3 years ended                            3 years ended
6/30/97                  57.49%          6/30/97                 82.92%         68.77%

Period 10/29/92**                        Period 12/27/93**
through 6/30/97          85.99%          through 6/30/97         82.55%         65.23%


                         Strategic                    Emerging       Convertible
                          Income         Devon        Markets        Securities          Quantum
3 months ended
9/30/97                    3.32%         10.37%        (2.12%)          15.30%             13.90%

Period 5/1/97***
through 9/30/97            5.70%         20.30%         6.10%           19.80%             22.90%


* The respective investment manager elected to waive voluntarily the portion of its annual compensation under its Investment Management Agreement with each Series to limit operating expenses of the Series to 0.80%. In the absence of such voluntary waiver, performance would have been affected negatively.

**       Date of initial public offering.

*** Date of initial public offering; total return for this short of a time period may not be representative of longer term results.


         The 30-day yield of Strategic Income Series as of September 30, 1997 was 5.59%.

The following replaces the section of the Statement of Additional Information entitled Financial Statements.

FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditor for each Series of the Fund and, in its capacity as such, audits the financial statements of each Series contained in the Fund's Annual Report. With the exception of the Strategic Income, Devon, Emerging Markets, Convertible Securities and Quatum Series, each Series' Statements of Net Assets, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditor, for the year ended December 31, 1996 are included in the Fund's Annual Report to shareholders. The financial statements and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into this Part B. Unaudited financial statements and the notes relating thereto for the period ended June 30, 1997 for the Decatur Total Return, Delchester, Capital Reserves, Cash Reserve, DelCap, Delaware, Value, Trend, International Equity and Global Bond Series are incorporated by reference from the Semi-Annual Report into Part B. Unaudited financial information for the period May 1, 1997 (date of initial public offering) through September 30, 1997 for the Strategic Income, Devon, Emerging Markets, Convertible Securities and Quantum Series follows.

 Delaware Group Premium Funds, Inc. - Strategic Income Series
 Statement of Net Assets
 September 30, 1997
 (Unaudited)


                                                                                                                        Market
                                                                                                 Principal              Value
   Corporate Bonds - 43.48%                                                                       Amount*          (U.S. Dollars)
                                                                                              ----------------    -----------------
       Aerospace & Defense - 2.73%
 Atlas Air sr notes                                    10.75%     08/01/05 . . . . .                $ 100,000            $ 105,250
 Lockheed notes                                         6.75%     03/15/03 . . . . .                   55,000               55,481
                                                                                                                  -----------------
                                                                                                                           160,731
                                                                                                                  -----------------
       Banking,Finance & Insurance - 0.45%
 Credit Foncier de France sr sub notes                  8.00%     01/14/02 . . . . .                   25,000               26,344
                                                                                                                  -----------------
                                                                                                                            26,344
                                                                                                                  -----------------
       Building & Materials - 1.32%
 Reliant Building sr sub notes                         10.875%     05/01/04 . . . . .                   75,000               77,813
                                                                                                                  -----------------
                                                                                                                            77,813
                                                                                                                  -----------------
       Cable, Media & Publishing - 2.74%
 STC Broadcasting sr sub notes                         11.00%     03/15/07 . . . . .                  150,000              161,250
                                                                                                                  -----------------
                                                                                                                           161,250
                                                                                                                  -----------------
       Chemicals - 1.76%
 Harris Chemical North America sr sub notes            10.75%     10/15/03 . . . . .                   75,000               77,719
 Hydrochem Industrial sr sub notes                    10.375%     08/01/07 . . . . .                   25,000               25,781
                                                                                                                  -----------------
                                                                                                                           103,500
                                                                                                                  -----------------
       Computer & Technology - 1.16%
 Decisionone Corporate Notes                            9.75%     08/01/07 . . . . .                   25,000               26,125
 Decisionone Holdings Units                             0.00%     08/01/08 . . . . .                   25,000               16,625
 Precise Technology sr sub notes                      11.125%     06/15/07 . . . . .                   25,000               25,563
                                                                                                                  ----------------
                                                                                                                            68,313
                                                                                                                  ----------------
       Electronics & Electrical Equipment  - 0.44%
 Insilco sr sub notes                                  10.25%     08/15/07 . . . . .                   25,000               25,813
                                                                                                                  ----------------
                                                                                                                            25,813
                                                                                                                  ----------------
       Energy - 3.44%
 Transamerican Energy sr notes                         11.50%     06/15/02 . . . . .                  125,000              125,000
 United Refining                                       10.75%     06/15/07 . . . . .                   75,000               77,625
                                                                                                                  ----------------
                                                                                                                           202,625
                                                                                                                  ----------------
       Food,Beverage & Tobacco - 3.79%
 AFC Enterprises sr sub notes                          10.25%     05/15/07 . . . . .                   15,000               15,787
 CFP Holdings sr notes                                11.625%     01/15/04 . . . . .                  100,000              103,000
 Fleming sr sub notes                                  10.50%     12/01/04 . . . . .                  100,000              104,750
                                                                                                                  ----------------
                                                                                                                           223,537
                                                                                                                  ----------------
       Healthcare & Pharmaceuticals  - 0.57%
 Cardinal Health notes                                  6.00%     01/15/06 . . . . .                   35,000               33,644
                                                                                                                  ----------------
                                                                                                                            33,644
                                                                                                                  ----------------
       Industrial Machinery - 2.55%
 DiGiorgio sr notes                                    10.00%     06/15/07 . . . . .                   75,000               74,813
 Embotelladora Andina notes                             7.00%     10/01/07 . . . . .                   50,000               49,938
 Roller Bearing Company of America sr sub nts          9.625%     06/15/07 . . . . .                   25,000               25,688
                                                                                                                  ----------------
                                                                                                                           150,439
                                                                                                                  ----------------
       Leisure,Lodging & Entertainmt - 0.45%
 Hollywood Theaters sr sub notes                      10.625%     08/01/07 . . . . .                   25,000               26,563
                                                                                                                  ----------------
                                                                                                                            26,563
                                                                                                                  ----------------
       Metals & Mining - 4.52%
 Barrick Gold deb                                       7.50%     05/01/07 . . . . .                   25,000               26,250
 Keystone Consolidated Industries sr notes             9.625%     08/01/07 . . . . .                   25,000               25,688
 Westmin Resources sr notes                            11.00%     03/15/07 . . . . .                  200,000              214,500
                                                                                                                  ----------------
                                                                                                                           266,438
                                                                                                                  ----------------

       Miscellaneous - 1.34%
 Burke Industries sr notes                             10.00%     08/15/07 . . . . .                   25,000               25,625
 Huntsman sr sub notes                                  9.50%     07/01/07 . . . . .                   25,000               26,250
 Ultramar Credit notes                                 8.625%     07/01/02 . . . . .                   25,000               27,063
                                                                                                                  ----------------
                                                                                                                            78,938
                                                                                                                  ----------------
       Packaging & Containers - 2.21%
 Stone Container sr sub notes                          12.25%     04/01/02 . . . . .                  125,000              130,156
                                                                                                                  ----------------
                                                                                                                           130,156
                                                                                                                  ----------------



       Paper & Forest Products - 0.43%
 Drypers sr notes                                      10.25%     06/15/07 . . . . .                   25,000               25,188
                                                                                                                  ----------------
                                                                                                                            25,188
                                                                                                                  ----------------
       Retail - 5.20%
 Central Tractor sr notes                             10.625%     04/01/07 . . . . .                   50,000               53,000
 Chief Auto Parts sr notes                             10.50%     05/15/05 . . . . .                  100,000              101,000
 Leslie's Poolmart sr notes                           10.375%     07/15/04 . . . . .                   25,000               26,000
 Wilsons The Leather Expert sr notes                   11.25%     08/15/04 . . . . .                  125,000              126,250
                                                                                                                  ----------------
                                                                                                                           306,250
                                                                                                                  ----------------
       Telecommunications - 3.11%
 Metrocall sr sub  notes                              10.375%     10/01/07 . . . . .                   25,000               25,531
 Paging Network sr sub  notes                         10.125%     08/01/07 . . . . .                  150,000              157,500
                                                                                                                  ----------------
                                                                                                                           183,031
                                                                                                                  ----------------
       Textiles & Furniture - 3.97%
 Anvil Knitwear sr notes                              10.875%     03/15/07 . . . . .                  200,000              208,000
 Riddell Sports sr notes                               10.50%     07/15/07 . . . . .                   25,000               26,250
                                                                                                                  ----------------
                                                                                                                           234,250
                                                                                                                  ----------------
       Transportation & Shipping - 1.32%
 Chemical Leaman sr notes                             10.375%     06/15/05 . . . . .                   50,000               52,313
 Continental Airlines pass thru cert                   7.206%     12/30/05 . . . . .                   25,000               25,313
                                                                                                                  ----------------
                                                                                                                            77,626
                                                                                                                  ----------------
 Total Corporate Bonds (cost of $2,499,987)                                                                              2,562,449
                                                                                                                  ----------------

     Foreign Bonds - 26.91%
       Australia - 2.38%
 Queensland Treasury Global                             8.00%     08/14/01 . . . . .   A$           $ 130,000              102,313
 Toyota Finance Australia                               7.00%     12/05/01 . . . . .                   50,000               37,922
                                                                                                                  ----------------
                                                                                                                           140,235
                                                                                                                  ----------------

       Canada - 2.43%
 Government of Canada                                  10.25%     03/15/14 . . . . .   C$             100,000              103,117
 Nippon Telegraph and Telephone                        10.25%     10/19/99 . . . . .                   50,000               39,864
                                                                                                                  ----------------
                                                                                                                           142,981
                                                                                                                  ----------------

       Greece - 1.55%
 Hellenic Republic                                     11.00%     11/26/99 . . . . .   Grd         25,000,000               91,543
                                                                                                                  ----------------

       Italy - 2.75%
 Italian Government                                     9.50%     02/01/01 . . . . .   Itl        250,000,000              162,317
                                                                                                                  ----------------
                                                                                                                           162,317
                                                                                                                  ----------------

       New Zealand - 5.22%
 New Zealand Government                                 6.50%     02/15/00 . . . . .   NZ$             40,000               25,478
 New Zealand Government                                10.00%     03/15/02 . . . . .                   80,000               57,756
 New Zealand Government                                 8.00%     11/15/06 . . . . .                  320,000              224,562
                                                                                                                  -----------------
                                                                                                                           307,796
                                                                                                                  -----------------

       South Africa - 4.35%
 Electric Supply Communication                         11.00%     06/01/08 . . . . .   Zar            400,000               71,129
 Republic of South Africa                              12.50%     01/15/02 . . . . .                  900,000              185,341
                                                                                                                  -----------------
                                                                                                                           256,470
                                                                                                                  -----------------

       Sweden - 4.40%
 Swedish Government                                    10.25%     05/05/00 . . . . .   Swk            400,000               59,109
 Swedish Government                                    10.25%     05/05/03 . . . . .                  500,000               80,159
 Swedish Government                                     8.00%     08/15/07 . . . . .                  800,000              119,863
                                                                                                                  -----------------
                                                                                                                           259,131
                                                                                                                  -----------------

       United Kingdom - 3.82%
 Northumbrian Water Group                               9.25%     02/01/02 . . . . .   Gbp             40,000               69,597
 United Kingdom Treasury                                8.00%     06/10/03 . . . . .                   90,000              155,820


                                                                                                                  -----------------
                                                                                                                           225,417
                                                                                                                  -----------------
 Total Foreign Bonds (cost of $1,574,646)                                                                                1,585,890
                                                                                                                  -----------------




     Asset-Backed Securities- 1.28%
 CIT Group Securitization-Series 95-2 A2                6.00%     05/15/26 . . . . .                 $ 25,000             $ 24,908
 First Union Residential Securitization Tax 96-2        6.46%     09/25/11 . . . . .                   25,000               24,977
 MetLife Capital Equipment Loan Trust Series  97-AA     6.85%     05/20/08 . . . . .                   25,000               25,488
                                                                                                                  -----------------
 Total Asset-Backed Securities (cost of $ 74,769)                                                                           75,373
                                                                                                                  -----------------

     Collateralized Mortgage Obligations -7.20%

 Asset Securization Corp Series 96 - D2 A1              6.92%     02/14/29 . . . . .                   24,331               24,848
 First Union-Lehman Brothers Commercial
   Mortgage-Series 97-C1  A1                            7.15%     02/18/04 . . . . .                   48,968               50,269
 Merrill Lynch Mortgage Investors-C1-A1                 6.95%     06/18/29 . . . . .                   24,776               25,272
 Morgan Stanley Capital Trust-97-C1 Class A1A           6.85%     02/15/20 . . . . .                   23,586               23,841
 Nomura Asset Securities - Series 95-MD3 A1A            8.17%     03/04/20 . . . . .                   22,307               23,377
 OAK 1997-C A3                                          6.65%     11/15/27 . . . . .                   25,000               25,031
 Residential Accredit Loans
    Series 96-QS2 A6                                    7.45%     04/25/23 . . . . .                   25,000               25,328
    Series 96-QS3 AI3                                   7.29%     06/25/26 . . . . .                   65,000               65,691
    Series 97-QS6 A                                     7.50%     06/25/12 . . . . .                  101,108              105,295
    Series 1997-QS4 A3                                  7.25%     05/25/27 . . . . .                   25,000               25,250
    Residential Funding Mortgage - Series 1994-S10      6.50%     03/25/09 . . . . .                   30,000               29,991
 Total Collateralized Mortgage Obbligations                                                                      -----------------
    (cost of $418,589)                                                                                                    424,193
                                                                                                                 -----------------

    Agency Mortgage-Backed Securities - 4.28%
 Federal Home Loan Mortgage                              6.00%     11/01/26 . . . . .                   22,543              21,782
 Federal Home Loan Mortgage                              7.00%     03/01/11 . . . . .                   83,157              84,482
 Federal National Mortgage Association (NOV 97 TBA)      6.00%     11/01/04 . . . . .                  100,000              98,469
 Government National Mortgage Association                7.00%     08/15/23 . . . . .                   47,807              48,076
                                                                                                                 -----------------
 Total Agency-Backed Securities (cost of $ 250,066)                                                                        252,809
                                                                                                                 -----------------


     U.S. Treasury Obligations - 8.81%
 U.S. Treasury Bond                                      7.88%     08/15/01 . . . . .                  130,000             138,343
 U.S. Treasury Bond                                      7.25%     08/15/04 . . . . .                  130,000             138,352
 U.S. Treasury Bond                                      6.25%     08/15/23 . . . . .                   35,000              33,993
 U.S. Treasury Note                                      6.25%     02/15/07 . . . . .                   25,000              25,138
 U.S. Treasury Note                                     6.625%     05/15/07 . . . . .                   75,000              77,496
 U.S. Treasury Note                                      6.25%     06/30/02 . . . . .                   25,000              25,242
 U.S. Treasury Note                                      7.50%     02/15/05 . . . . .                   65,000              70,171
 U.S. Treasury Note                                      6.75%     04/30/00 . . . . .                   10,000              10,210
                                                                                                                 -----------------
 Total Government Bonds (cost of $513,120)                                                                                 518,945
                                                                                                                 -----------------

 REPURCHASE AGREEMENTS - 12.49%
 With J.P. Morgan Securities 6.00% 10/1/97 ( dated 9/30/97,
   collateralized by $242,000 U.S. Treasury Notes 6.625%
   due 6/30/01, market value $251,607)                                                                 246,000             246,000
 With PaineWebber 6.00% 10/1/97 ( dated 9/30/97,
   collateralized by $151,000 U.S. Treasury Notes 5.875%
   due 9/30/02, market value $150,104 and $97,000
   U.S. Treasury Notes 5.375% due 5/31/98, market
   value $98,409)                                                                                      244,000             244,000
 With Prudential Bache 6.05% 10/1/97 ( dated 9/30/97,
   collateralized by $147,000 U.S. Treasury Notes 5.875% due
   2/28/99, market value $147,537 and $104,000 U.S. Treasury
   Notes 5.875% due 3/31/99, market value $103,784)                                                    246,000             246,000
                                                                                                                 -----------------
 Total Repurchase Agreements  (cost $736,000)                                                                              736,000
                                                                                                                 -----------------

 TOTAL MARKET VALUE OF SECURITIES - 104.45%                                                                              6,155,659
   (Cost $6,067,097)
 LIABILITIES NET OF RECEIVABLES AND OTHER ASSETD - (4.45%)                                                               (262,217)
 NET ASSETS APPLICABLE TO 557,313 SHARES  ($.01 PAR VALUE)
                                                                                                                 -----------------

 OUTSTANDING; EQUIVALENT TO $10.57 PER SHARE - 100.00%                                                                  $5,893,442
                                                                                                                 =================


 COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 1997:
 Common stock, $.01 par value, 500,000,000 shares
   authorized to the Fund with 50,000,000 shares
   allocated to the series                                                                                              $5,678,628
 Accumulated undistributed:
   Net investment income                                                                                                   109,270
   Net realized gain on investments                                                                                         16,962
   Net unrealized appreciation of investments                                                                               88,582
                                                                                                                 -----------------
 Total net assets                                                                                                       $5,893,442
                                                                                                                 =================
 -------------------------------------------------------------
 Principal  amount  is stated in the  currency  in which  each security is denominated.

 A$ - Australian Dollar
 C$ - Canadian Dollar
 Gbp - British Pounds
 Grd - Greek Drakma
 Itl - Italian Lire
 NZ$ - New Zealand Dollar
 Zar - South Africa Rand
 Swk - Swedish Kroner
 $ - U.S. Dollar

 Summary of Abbreviations:
 nts - notes
 sr - senior
 sub - subordinated

                             See accompanying notes

 Delaware Group Premium Funds, Inc. - Strategic Income Series
 Statement of Assets and Liabilities
 September 30, 1997
 (Unaudited)

ASSETS:

Investments at market (cost $6,067,097)                           $6,155,659
Receivable for fund shares sold                                       73,399
Interest receivable                                                  110,933
Cash and foreign currencies                                           27,202
                                                                  ----------
  Total assets                                                     6,367,193
                                                                  ----------

LIABILITIES:
Payable for securities purchased                                     461,811
Other accounts payable and accrued expenses                           11,940
                                                                  ----------
  Total liabilities                                                  473,751
                                                                  ----------
TOTAL NET ASSETS                                                  $5,893,442
                                                                  ==========


                             See accompanying notes

Delaware Group Premium Funds, Inc. - Strategic Income Series
Statement of Operations
For the period May 1, 1997* to September 30, 1997
(Unaudited)

INVESTMENT INCOME:
Interest                                                               $ 125,758            $ 125,758
                                                                       ---------            ---------


EXPENSES:
Management fees                                                            9,872
Custodian fees                                                             4,309
Professional fees                                                          3,207
Registration fees                                                          2,285
Accounting fees and salaries                                                 787
Reports and statements to shareholders                                       550
Taxes (other than taxes on income)                                           148
Directors' fees                                                              132
Dividend disbursing and transfer agent fees and expenses                     100
Other                                                                      1,770
                                                                       ---------
                                                                          23,160
Less expenses absorbed by Delaware Management Company, Inc.              (11,109)              12,051
                                                                       ---------            ---------

NET INVESTMENT INCOME                                                                         113,707
                                                                                            ---------

NET REALIZED AND UNREALIZED GAIN(LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
   Investment  transactions                                                                    16,962
   Foreign currencies                                                                          (4,437)
                                                                                            ---------
     Net realized gain                                                                         12,525
Net unrealized appreciation during the period
 on investments and foreign currencies                                                         88,582
                                                                                            ---------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS AND FOREIGN CURRENCIES                                                      101,107
                                                                                            ---------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                          $ 214,814
-------------------------                                                                   =========

* Date of commencement of operations.


                                 See accompanying notes

Delaware Group Premium Funds, Inc. - Strategic Income Series
Statement of Changes in Net Assets
For the period May 1, 1997* to September 30, 1997
(Unaudited)

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                            $ 113,707
Net realized gain on investments
   and foreign currencies                                           12,525
Net unrealized depreciation during the period
  on investments and foreign currencies                             88,582
                                                               ------------
Net increase in net assets resulting
  from operations                                                  214,814
                                                               ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:                                       6,285,755
Net asset value of shares issued upon reinvestment
   of dividends from net investment income:                              -
                                                               ------------
                                                                 6,285,755
Cost of shares repurchased:                                       (607,127)
                                                               ------------

Increase in net assets derived from capital
   share transactions                                            5,678,628
                                                               ------------

NET INCREASE  IN NET ASSETS                                      5,893,442

NET ASSETS:
Beginning of period                                                      -
                                                               ------------
End of period                                                  $ 5,893,442
----------------------                                         ============
* Date of commencement of operations.

                             See accompanying notes

Financial Highlights
Selected data for each share of the Fund outstanding throughout the period was as follows:

                                                                    Strategic
                                                                  Income Series
                                                                    Unaudited
                                                                    5/1/97 (1)
                                                                       to
                                                                    9/30/97
                                                                 --------------


Net asset value, beginning of period                             $   10.0000

Income from investment operations:
   Net investment income                                              0.2040
   Net realized and unrealized gain from investments
    & foreign currencies                                              0.3660
                                                                 -----------
   Total from investment operations                                   0.5700
                                                                 -----------


Net asset value, end of period                                   $   10.5700
                                                                 ===========

Total return                                                           5.70%

Ratios and supplemental data:
    Net assets, end of period (000 omitted)                           $5,893
    Ratio of expenses to average net assets                            0.80%
    Ratio of expenses to average net assets prior to expense
     limitation                                                        1.53%
    Ratio of net investment income to average net assets               7.44%
    Ratio of net investment income to average net assets prior
     to expense limitation                                             6.71%
    Portfolio turnover                                                   86%


---------------------------
(1) Date of commencement of trading; ratios and portfolio turnover have been annualized and total return has not been annualized.

DELAWARE GROUP PREMIUM FUND, INC. -
STRATEGIC INCOME SERIES
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1997
(Unaudited)


Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 15 series:
The Decatur Total Return Series, the Delchester Series, the Capital Reserves Series, the Cash Reserves Series, the Delcap Series, the Delaware Series, the International Equity Series, the Value Series, the Trend Series, the Global Bond Series, the Strategic Income Series, the Devon Series, the Emerging Markets Series, the Convertible Securities Series, and the Quantum Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

The objective of the Strategic Income Series is to seek a high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities market: high-yield, higher-risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. The Series may also invest in U.S. equity securities.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes - The Fund intends to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Group of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.


Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded in the Fund's records at the current prevailing exchange rates. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as of 3:00 PM EST. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities in the statement of operations that result from fluctuations in foreign currency exchange rates. The Fund does isolate that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Other - Expenses common to all Funds within the Delaware Group of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Original issue discounts are accreted to interest income over the lives of the respective securities. Withholding taxes on foreign interest have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and pays dividends for net investment income quarterly and pay distributions from net realized gain on investment transactions, if any, annually.

Certain Fund expenses are paid through "soft dollar" arrangements with brokers. The amount of these expenses is less than 0.01% of the Fund's average daily net assets.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Fund pays Delaware Management Company, Inc. ("DMC") the Investment Manager of the Fund, an annual fee which is calculated daily at the rate of 0.65% on the average daily net assets.

DMC has elected to waive that portion if any of the management fee and reimburse the Fund to the extent that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses, exceed 0.80% of average daily net assets of the Fund through December 31, 1997. Total expenses absorbed by DMC for the period ended September 30, 1997 were $11,109.


The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to serve as dividend disbursing, transfer agent and accounting service agent for the Fund. For the period ended September 30, 1997, the Fund expensed $100 for dividend disbursing and transfer agent services and $787 for accounting services. At September 30, 1997, the Fund had a liability for such fees and other expenses payable to DSC of $130.

Certain officers of DMC, DSC and DDLP are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments

During the period ended September 30, 1997, the Fund made purchases of $6,599,438 and sales of $1,310,333 of investment securities other than U.S. government securities and temporary cash investments.

At September 30, 1997, the aggregate cost of securities for federal income tax purposes was $6,067,097.

At September 30, 1997, unrealized appreciation for federal income tax purposes aggregated $88,563 of which $98,790 related to unrealized appreciation of securities and $10,227 related to unrealized depreciation of securities.

4. Capital Stock

Transactions in capital stock shares were as follows:
                                                                     5/1/97*
                                                                       to
                                                                    9/30/97
                                                                    -------
Shares sold:                                                        615,645

Shares issued upon reinvestment of dividends
from net investment income and distributions
of realized gains from security transactions:                           -0-
                                                                    -------
                                                                    615,645
Shares repurchased:                                                 (58,332)
                                                                    -------
Net Increase      ................................                  557,313
                                                                    -------

5. Foreign Exchange Contracts

The Fund will generally enter into forward foreign currency contracts as a way of managing foreign exchange rate risk. A fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. A fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies.

Forward foreign currency contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At September 30, 1997 the Series had no open currency contracts.


6. Concentrations of Credit Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition of the Fund.

The Fund may invest in high-yield fixed income securities which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities may be accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of the respective obligation and may result in a loss of premium, if any has been paid.

The Fund may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

     Delaware Premium Funds, Inc. - Emerging Markets Series
     Statement of Net Assets
     September 30, 1997
     (Unaudited)

                                                                                                            Market
                                                                                Number                       Value
                                                                               of Shares                    (U.S. $)
     COMMON STOCK - 83.70%
     Argentina -   3.62%
     Central Puerto S.A.-Class B                               . . . . . . .      21,000                      $57,762
     Transportadora de Gas del sur,S.A.-Class B                . . . . . . .      21,000                       47,890
     YPF Sociedad Anonima                                      . . . . . . .       1,300                       47,720
     YPF Sociedad Anonima - ADR                                . . . . . . .       1,550                       57,156
                                                                                                   -------------------
                                                                                                              210,527
                                                                                                   -------------------
     Brazil - 10.31%
     Aracruz Celulose SA -ADR                                  . . . . . . .       4,300                       88,419
     Centrais Electricas de Santa Catarina SA - GDR            . . . . . . .         300                       41,250
     Companhia Energetica de Minas Gerais SA - GDR             . . . . . . .         700                       38,269
     Companhia Paranaense de Energia-Copel SP - ADR            . . . . . . .       5,000                       86,250
     Gerdau Metalurgica S/A                                    . . . . . . .   1,840,000                       82,259
     Lojas Renner SA                                           . . . . . . .     870,000                       40,323
   * Rossi Residencial S.A. - GDR                              . . . . . . .       4,500                       47,250
   * Telecommunicacoes Brasileiras SA - ADR                    . . . . . . .         888                      114,330
     Usinas Siderurgicas de Minas Gerais SA - ADR              . . . . . . .       5,600                       61,040
                                                                                                   -------------------
                                                                                                              599,390
                                                                                                   -------------------
     Chile - 3.98%
     Administradora de Fondos de Pensiones Provida S.A. - ADR  . . . . . . .       2,600                       50,050
     Banco BHIF-ADR                                            . . . . . . .       3,040                       61,560
     Cia de Telecomunicaciones de Chile S.A. - ADR             . . . . . . .       1,910                       61,836
     Empresa Nacional Electricidade S.A. - ADR                 . . . . . . .       2,750                       58,266
                                                                                                   -------------------
                                                                                                              231,712
                                                                                                   -------------------
     Czech Republic - 0.90%
   * SPT Telecom                                               . . . . . . .         300                       38,028
     Telekomunikacni Montaze Praha                             . . . . . . .         200                       14,356
                                                                                                   -------------------
                                                                                                               52,384
                                                                                                   -------------------
     Egypt - 3.25%
     Commercial International Bank - GDR                       . . . . . . .       3,700                       89,651
     Paints and Chemical-GDR                                   . . . . . . .       2,105                       24,734
   * Suez Cement - GDR                                         . . . . . . .       1,300                       30,355
   * Suez Cement - GDR 144A                                    . . . . . . .       1,900                       44,365
                                                                                                   -------------------
                                                                                                              189,105
                                                                                                   -------------------
     Greece - 3.41%
     Attica Enterprises S.A.                                   . . . . . . .       6,700                       84,283
     Ergo Bank S.A.                                            . . . . . . .         650                       43,675
     Helenic Bottling Company S.A.                             . . . . . . .       1,350                       70,355
                                                                                                   -------------------
                                                                                                              198,314
                                                                                                   -------------------
     Hong Kong - 5.10%
   * First Tractor                                             . . . . . . .     115,000                       94,372
     Guangdong Kelon Electric Holding                          . . . . . . .      69,000                       69,785
     Guangshen Railway                                         . . . . . . .     182,000                       61,741
     Shenzhen Expressway                                       . . . . . . .     266,000                       70,470
                                                                                                   -------------------
                                                                                                              296,369
                                                                                                   -------------------


     Hungary - 1.71%
     MOL Magyar Olaj-es Gazipari Rt - GDR                      . . . . . . .       1,550                       33,751
     Richter Gedeon Rt - GDR                                   . . . . . . .         620                       65,565
                                                                                                   -------------------
                                                                                                               99,316
                                                                                                   -------------------
     India - 3.27%
   * BSES Ltd - GDR                                            . . . . . . .       1,350                       27,844
     Gujarat Ambuja Cement - GDR                               . . . . . . .       3,400                       31,875
     India Fund, (The)                                         . . . . . . .       6,200                       57,350
     Larsen & Toubro - GDR                                     . . . . . . .       3,150                       40,635
     Tata Engineering & Locomotive Ltd. - GDR                  . . . . . . .       3,400                       32,300
                                                                                                   -------------------
                                                                                                              190,004
                                                                                                   -------------------
     Indonesia - 1.26%
     PT Bank Dagang Nasional                                   . . . . . . .     171,000                       33,991
     PT Semen Gresik                                           . . . . . . .      18,000                       17,615
     PT United Tractors                                        . . . . . . .      15,500                       21,449
                                                                                                   -------------------
                                                                                                               73,055
                                                                                                   -------------------
     Israel - 2.56%
     Bank Hapoalim                                             . . . . . . .      28,800                       66,812
     Israel Chemicals Ltd.                                     . . . . . . .      67,000                       82,219
                                                                                                   -------------------
                                                                                                              149,031
                                                                                                   -------------------
     Luxemburg - 2.94%
   * Banque Libanaise - GDR                                    . . . . . . .       2,700                       66,083
   * Banque Libanaise - GDR 144A                               . . . . . . .       1,000                       24,475
     Quilmes Industrial SA-ADR                                 . . . . . . .       5,200                       80,600
                                                                                                   -------------------
                                                                                                              171,158
                                                                                                   -------------------
     Malaysia - 2.83%
     Leader Universal Holdings                                 . . . . . . .      40,000                       32,044
     Nestle Berhad                                             . . . . . . .       4,000                       23,540
     Petronas Dagangan Berhad                                  . . . . . . .      27,000                       43,260
     Public Finance Berhad                                     . . . . . . .      17,000                       12,047
     Resorts World Berhad                                      . . . . . . .      16,000                       35,002
     Sime Darby Berhad                                         . . . . . . .       9,000                       18,718
                                                                                                   -------------------
                                                                                                              164,613
                                                                                                   -------------------
     Mexico - 8.86%
     ALFA, S.A. de C.V. - Class A                              . . . . . . .      13,300                      126,332
     Cemex S.A. de C.V. - Class B                              . . . . . . .      16,000                       95,141
     Grupo Minsa S.A.-Class C                                                     34,400                       44,187
     Grupo Minsa - ADR                                         . . . . . . .       2,400                       29,700
     Telefonos De Mexico SA                                    . . . . . . .       1,900                       98,325
     Vitro SA - ADR                                            . . . . . . .       7,900                      121,463
                                                                                                   -------------------
                                                                                                              515,148
                                                                                                   -------------------
     Peru - 3.02%
     Banco de Credito del Peru                                 . . . . . . .      32,517                       40,301
     Cementos Lima S.A.                                        . . . . . . .       1,468                       29,898
     Credicorp Limited                                         . . . . . . .       2,250                       42,609
     Telefonica del Peru, S.A. - ADR                           . . . . . . .       2,650                       62,606
                                                                                                   -------------------
                                                                                                              175,414
                                                                                                   -------------------
     Philippines - 1.42%
     Philippine Long Distance Telephone Company ADR            . . . . . . .       3,000                       82,312
                                                                                                   -------------------
                                                                                                               82,312
                                                                                                   -------------------


     Portugal - 3.07%
     Electricidade De Portugual S.A.                           . . . . . . .       4,800                       82,607
     Portugal Telecom SA                                       . . . . . . .       2,200                       95,634
                                                                                                   -------------------
                                                                                                              178,240
                                                                                                   -------------------
     Poland - 1.68%
     Elektrim Spolka Akcyjna S.A.                              . . . . . . .       8,700                       97,530
                                                                                                   -------------------
                                                                                                               97,530
                                                                                                   -------------------
     Russia - 3.17%
   * Gazprom - ADR Reg. S                                      . . . . . . .       1,200                       30,300
   * Gazprom - ADR 144A                                        . . . . . . .       1,900                       47,025
     Lukoil Holding-ADR                                        . . . . . . .         500                       48,715
     Mosenergo - ADR Reg. S                                    . . . . . . .         700                       34,028
     Mosenergo - ADR 144A                                      . . . . . . .         500                       24,305
                                                                                                   -------------------
                                                                                                              184,373
                                                                                                   -------------------
     Slovenia - 0.61%
   * Blagovno Trgovinski Cent - -GDR                           . . . . . . .       1,925                       18,384
     SKB Banka GDR                                             . . . . . . .         800                       17,400
                                                                                                   -------------------
                                                                                                               35,784
                                                                                                   -------------------
     South Africa - 4.86%
     Amalgamated Banks of South Africa                         . . . . . . .       4,000                       27,286
     Anglo American Corporation of South Africa Ltd.           . . . . . . .       1,700                       87,111
     Sappi Ltd.                                                . . . . . . .       8,000                       63,767
     Sasol Ltd.                                                . . . . . . .       7,550                      104,221
                                                                                                   -------------------
                                                                                                              282,385
                                                                                                   -------------------
     South Korea - 1.84%
     Cho Hung Bank - GDR                                       . . . . . . .       4,800                       20,400
     Korea Electric Power - ADR                                . . . . . . .       2,100                       28,035
     Pohang Iron & Steel - ADR                                 . . . . . . .       2,280                       58,710
                                                                                                   -------------------
                                                                                                              107,145
                                                                                                   -------------------
     Taiwan - 2.77%
   * Asia Cement - Sponsored GDR 144A                          . . . . . . .       6,000                       93,750
   * Yageo - GDR                                               . . . . . . .       3,640                       67,340
                                                                                                   -------------------
                                                                                                              161,090
                                                                                                   -------------------
     Turkey - 1.77%
   * Haci Omer Sabanci Holding AS - ADR                        . . . . . . .       9,500                      102,695
                                                                                                   -------------------
                                                                                                              102,695
                                                                                                   -------------------
     Thailand - 2.14%
     Ayudhya Jardine CMG Life Assurance                        . . . . . . .      10,500                        3,080
     Hana MicroElectronics Public Co  Ltd.                     . . . . . . .       9,000                       31,173
     K. R. Precision Public Ltd.                               . . . . . . .       3,800                       28,447
     Ruang Khao 2 Fund                                         . . . . . . .     231,300                       43,288
     Thai Reinsurance Public Co. Ltd.                          . . . . . . .       8,600                       18,257
                                                                                                   -------------------
                                                                                                              124,245
                                                                                                   -------------------
     Turkey - 1.82%
     Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.             . . . . . . .      30,000                       29,274
     Netas-Northern Eleckrik Telekomunikayson A.S.             . . . . . . .     229,200                       76,305
                                                                                                   -------------------
                                                                                                              105,579
                                                                                                   -------------------
     Venezuela - 1.53%
     Compania Anonima Nacional Telefonos de Venezuela ADR      . . . . . . .       1,950                       89,213
                                                                                                   -------------------
                                                                                                               89,213
                                                                                                   -------------------
     Total Common Stock (cost $4,819,016)                                                                   4,866,128
                                                                                                   -------------------


     RIGHTS - 0.00%
   * Ayudhya Jardine CMG Life Assurance Rights                 . . . . . . .      26,250                            -
                                                                                                   -------------------
     Total Rights (cost $0)                                                                                         -
                                                                                                   -------------------

     WARRANTS - 0.03%
   * Guangdong Investments Warrants                            . . . . . . .       4,600                        1,813
                                                                                                   -------------------
     Total Warrants (cost $0)                                                                                   1,813
                                                                                                   -------------------

     REPURCHASE AGREEMENT - 16.53%
     With JP Morgan Securities 6.00% 10/1/97 (dated 9/30/97,
       collateralized by $317,000 U.S. Treasury Notes
       6.625% due 6/30/01 market value $328,525                                  321,000                      321,000
     With PaineWebber 6.00% 10/1/97 (dated 9/30/97,
       collateralized by $126,000 U.S. Treasury Notes
       5.375% due 5/31/98 market value $128,494 and
       $197,000 U.S. Treasury Notes 5.875% due 9/30/02
       market value $195,992)                                                    318,000                      318,000
     With Prudential Bache 6.05% 10/1/97 (dated 9/30/97,
       collateralized by $191,000 U.S. Treasury Notes
       5.875% due 2/28/99 market value $192,640 and
       $135,000 U.S. Treasury Notes 5.875% due 3/31/99
       market value $135,511)                                                    322,000                      322,000
                                                                                                   -------------------
     Total Repurchase Agreement (cost $961,000)                                                               961,000
                                                                                                   -------------------

     TOTAL MARKET VALUE OF SECURITIES - 100.26%
       (cost $5,780,016)                                                                                    5,828,941
     LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (0.26%)                                                (14,955)
     NET ASSETS APPLICABLE TO 547,735 SHARES ($.01 PAR VALUE)                                      -------------------
       OUTSTANDING; EQUIVALENT TO $10.61 PER SHARE - 100.00%                                               $5,813,986
                                                                                                  -------------------

     COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 1997:
     Common stock, $.01 par value, 500,000,000 shares
       authorized to the Fund with 50,000,000 shares
       allocated to this Portfolio                                                                         $5,724,713
     Accumulated undistributed income:
       Net investment income                                                                                   15,400
       Net realized gain on investments                                                                        25,125
       Net unrealized depreciation on investments and foreign currencies                                       48,748
                                                                                                   -------------------
     Total net assets                                                                                      $5,813,986
                                                                                                   ===================

---------------------------------------------------------------
     * Non-income producing security for the period ended September 30, 1997 ADR = American Depository Receipt
       GDR = Global Depository Receipt


                             See accompanying notes

Delaware Pooled Trust, Inc. - Emerging Markets Portfolio
Statement of Assets & Liabilities
September 30, 1997
(Unaudited)

ASSETS:
Investments at market (cost $5,780,016)            $5,828,941
Receivable for fund shares sold                        21,662
Dividends & interest receivable                         4,779
Cash and foreign currencies                             1,815
                                                   ----------
  Total assets                                      5,857,197
                                                   ----------

LIABILITIES:
Payable for securities purchased                       24,734
Other accounts payable and accrued expenses            18,477
                                                   ----------
  Total liabilities                                    43,211
                                                   ----------

TOTAL NET ASSETS                                   $5,813,986
                                                   ==========


                             See accompanying notes

Delaware Pooled Trust, Inc. - Emerging Markets Portfolio
Statement of Operations
For the period May 1, 1997* to September 30, 1997
(Unaudited)

INVESTMENT INCOME:
Dividends                                                           $ 29,797
Interest                                                              14,488
Foreign tax withheld                                                  (2,820)              $ 41,465
                                                              ---------------    -------------------


EXPENSES:
Management fees                                                       19,338
Custodian fees                                                        10,968
Professional fees                                                      4,862
Registration fees                                                      1,967
Reports and statements to shareholders                                 1,625
Accounting fees and salaries                                             794
Dividend disbursing and transfer agent fees and expenses                 420
Directors' fees                                                          131
Taxes (other than taxes on income)                                       125
Other                                                                  2,133
                                                              ---------------
                                                                      42,363
Less expenses absorbed by Delaware International
 Advisers Ltd.                                                       (19,282)                23,081
                                                              ---------------    -------------------


NET INVESTMENT INCOME                                                                        18,384
                                                                                 -------------------

NET REALIZED AND UNREALIZED GAIN(LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
   Investment  transactions                                                                  25,125
   Foreign currencies                                                                        (2,984)
                                                                                 -------------------
     Net realized gain                                                                       22,141
Net unrealized appreciation during the period
 on investments and foreign currencies                                                       48,748
                                                                                 -------------------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS AND FOREIGN CURRENCIES                                                     70,889
                                                                                 -------------------

NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                                                                        $ 89,273
-----------------------------------------------                                  ===================

* Date of commencement of operations.

                             See accompanying notes

Delaware Pooled Trust, Inc. - Emerging Markets Portfolio
Statement of Changes in Net Assets
For the period May 1, 1997* to September 30, 1997
(Unaudited)


INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                                             $ 18,384
Net realized gain on investments
   and foreign currencies                                                           22,141
Net unrealized depreciation during the period
  on investments and foreign currencies                                             48,748
                                                                  -------------------------
Net decrease in net assets resulting
  from operations                                                                   89,273
                                                                  -------------------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:                                                       5,837,160
Net asset value of shares issued upon reinvestment
   of dividends from net investment income:                                              -
                                                                  -------------------------
                                                                                 5,837,160
Cost of shares repurchased:                                                       (112,447)
                                                                  -------------------------

Increase in net assets derived from capital
   share transactions                                                            5,724,713
                                                                  -------------------------

NET INCREASE  IN NET ASSETS                                                      5,813,986

NET ASSETS:
Beginning of period                                                                      -
                                                                  -------------------------
End of period                                                                  $ 5,813,986
-----------------------------------------------                   =========================

* Date of commencement of operations.

                             See accompanying notes

Financial Highlights
Selected data for each share of the Fund outstanding throughout the period was as follows:

                                                                                             Emerging
                                                                                           Markets Series
                                                                                             Unaudited
                                                                                              5/1/97    (1)
                                                                                                to
                                                                                              9/30/97
                                                                                      ------------------------
Net asset value, beginning of period                                                                 $10.0000

Income from investment operations:
   Net investment income                                                                               0.0336
   Net realized and unrealized gain from investments & foreign currencies                              0.5764
                                                                                      ------------------------
   Total from investment operations                                                                    0.6100
                                                                                      ------------------------


Net asset value, end of period                                                                       $10.6100
                                                                                      ========================

Total return                                                                                             6.10%

Ratios and supplemental data:
    Net assets, end of period (000 omitted)                                                            $5,814
    Ratio of expenses to average net assets                                                              1.50%
    Ratio of expenses to average net assets prior to expense
     limitation                                                                                          2.74%
    Ratio of net investment income to average net assets                                                 1.16%
    Ratio of net investment income to average net assets prior
     to expense limitation                                                                              (0.08%)
    Portfolio turnover                                                                                      7%
   Average commsion rate paid (2)                                                                     $ 0.0038
-------------------------------------------------------

(1) Date of commencement of trading; ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

DELAWARE GROUP PREMIUM FUND, INC. -
EMERGING MARKETS SERIES
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1997
(Unaudited)


Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 15 series:
The Decatur Total Return Series, the Delchester Series, the Capital Reserves Series, the Cash Reserves Series, the Delcap Series, the Delaware Series, the International Equity Series, the Value Series, the Trend Series, the Global Bond Series, the Strategic Income Series, the Devon Series, the Emerging Markets Series, the Convertible Securities Series, and the Quantum Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

The objective of the Emerging Markets Income Series is to seek to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes - The Fund intends to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Group of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the

U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.


Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded in the Fund's records at the current prevailing exchange rates. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as of 3:00 PM EST. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities in the statement of operations that result from fluctuations in foreign currency exchange rates. The Fund does isolate that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Other - Expenses common to all Funds within the Delaware Group of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Original issue discounts are accreted to interest income over the lives of the respective securities. Withholding taxes on foreign interest have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and pays dividends for net investment income quarterly and pay distributions from net realized gain on investment transactions, if any, annually.

Certain Fund expenses are paid through "soft dollar" arrangements with brokers. The amount of these expenses is less than 0.01% of the Fund's average daily net assets.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Fund pays Delaware International Advisors Ltd. ("DIAL") the Investment Manager of the Fund, an annual fee which is calculated daily at the rate of 1.25% on the average daily net assets. At September 30, 1997 the Series had a liability to DIAL for management fees and other expenses of $515.

DIAL has elected to waive that portion if any of the management fee and reimburse the Fund to the extent that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses, exceed 1.50% of average daily net assets of the Fund through December 31, 1997. Total expenses absorbed by DIAL for the period ended September 30, 1997 were $19,282.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to serve as dividend disbursing, transfer agent and accounting service agent for the Fund. For the period ended September 30, 1997, the Fund expensed $420 for dividend disbursing and transfer agent services and $794 for accounting services. At September 30, 1997, the Series had a liability for such fees and other expenses payable to DSC of $920.

Certain officers of DMC, DSC and DDLP are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments

During the period ended September 30, 1997, the Fund made purchases of $4,896,561 and sales of $105,379 of investment securities other than U.S. government securities and temporary cash investments.

At September 30, 1997, the aggregate cost of securities for federal income tax purposes was $5,780,016.

At September 30, 1997, unrealized appreciation for federal income tax purposes aggregated $48,925 of which $486,904 related to unrealized appreciation of securities and $437,979 related to unrealized depreciation of securities.

4. Capital Stock

Transactions in capital stock shares were as follows:
                                                                     5/1/97*
                                                                        to
                                                                    9/30/97
                                                                    -------
Shares sold:                                                        558,351

Shares issued upon reinvestment of dividends
from net investment income and distributions
of realized gains from security transactions:                           -0-
                                                                    -------
                                                                    558,351
 Shares repurchased:                                                (10,616)
                                                                    -------
Net Increase    .........................................           547,735
                                                                    -------

5. Foreign Exchange Contracts

The Fund will generally enter into forward foreign currency contracts as a way of managing foreign exchange rate risk. A fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. A fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies.

Forward foreign currency contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At September 30, 1997 the Series had no open currency contracts.


6. Concentrations of Credit Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition of the Fund.

The Fund may invest in high-yield fixed income securities which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities may be accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of the respective obligation and may result in a loss of premium, if any has been paid.

The Fund may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

Delaware Group Premium Fund, Inc. - Devon Series
Statement of Net Assets
September 30, 1997
(Unaudited)

                                                                            Number          Market
                                                                           of Shares        Value
COMMON STOCK -                                88.44%
Aerospace & Defense -                          1.56%
GenCorp                                               ...............        2,200        $   62,563
Lockheed Martin                                       ...............          800            85,300
                                                                                          ----------
                                                                                             147,863
                                                                                          ----------

Automobiles & Automotive Parts -               2.02%
Danaher                                               ...............        3,300           191,400
                                                                                          ----------
                                                                                             191,400
                                                                                          ----------

Banking, Finance & Insurance -                13.34%
American International Group                          ...............        1,350           139,303
BB&T                                                  ...............        1,400            74,813
Chubb                                                 ...............        1,300            92,381
Equifax                                               ...............        5,400           169,763
Federal National Mortgage                             ...............        4,900           230,300
Nationwide Financial Services Class A                 ...............        3,300            91,988
Provident                                             ...............        2,400           167,850
State Street Bank                                     ...............        2,300           140,156
Unum                                                  ...............        3,400           155,125
                                                                                          ----------
                                                                                           1,261,679
                                                                                          ----------

Buildings & Materials -                        5.64%
Foster Wheeler                                        ...............        4,000           175,750
Masco                                                 ...............        7,800           357,338
                                                                                          ----------
                                                                                             533,088
                                                                                          ----------

Cable, Media, & Publishing -                   4.57%
Banta                                                 ...............        2,600            72,800
Reynolds & Reynolds Class A                           ...............        3,700            71,919
Wallace Computer Services                             ...............        7,800           287,625
                                                                                          ----------
                                                                                             432,344
                                                                                          ----------

Chemicals -                                    5.96%
Fuller (HB)                                           ...............        2,500           135,469
Grace (W.R.)                                          ...............        3,300           242,963
Valspar                                               ...............        5,900           185,113
                                                                                          ----------
                                                                                             563,545
                                                                                          ----------

Computers & Technology -                       2.58%
Hewlett-Packard                                       ...............        3,500           243,469
                                                                                          ----------
                                                                                             243,469
                                                                                          ----------

Consumer Products -                            0.51%
General Electric                                      ...............          700            47,644
                                                                                          ----------
                                                                                              47,644
                                                                                          ----------

Electronics & Electrical Equipment -           3.17%
Intel                                                 ...............        1,200           110,887
Rockwell International                                ...............        1,400            88,113
Teleflex                                              ...............        2,900           100,413
                                                                                          ----------
                                                                                             299,413
                                                                                          ----------

Energy -                                       4.25%
Compagnie Francaise de Petroleum Total                ...............        2,000           114,625
Kerr-McGee                                            ...............        2,400           165,150
Royal Dutch Petroleum                                 ...............        2,200           122,100
                                                                                          ----------
                                                                                             401,875
                                                                                          ----------

Environmental Services -                       3.39%
Ecolab                                                ...............        6,600           320,513
                                                                                          ----------
                                                                                             320,513
                                                                                          ----------

Food, Beverage & Tobacco -                     9.06%
ConAgra                                               ...............        3,200           211,200
Hershey Foods                                         ...............        2,200           124,300
Philip Morris                                         ...............        4,300           178,719
Ralston-Purina Group                                  ...............        2,600           230,100
Universal Foods                                       ...............        2,800           112,700
                                                                                          ----------
                                                                                             857,019
                                                                                          ----------

Healthcare & Pharmaceuticals  -                4.43%
Johnson & Johnson                                     ...............        3,700           213,213
Schering-Plough                                       ...............        4,000           206,000
                                                                                          ----------
                                                                                             419,213
                                                                                          ----------

Packaging & Containers -                       1.19%
TriMas                                                ...............        3,700           112,850
                                                                                          ----------
                                                                                             112,850
                                                                                          ----------

Real Estate -                                  4.48%
Colonial Properties Trust                             ...............        1,400            41,825
Developers Diversified Realty                         ...............        1,300            52,000
D.R. Horton                                           ...............        4,600            72,450
Health Care Property Investors                        ...............        1,400            54,250
Kilroy Realty                                         ...............        1,500            40,500
Nationwide Health Properties                          ...............        2,600            62,563
Storage USA                                           ...............        1,300            52,813
Sun Communities                                       ...............        1,300            46,638
                                                                                          ----------
                                                                                             423,039
                                                                                          ----------

Retail -                                       7.40%
May Department Stores                                 ...............        1,600            87,200
Rite Aid                                              ...............        6,800           376,975
Sherwin-Williams                                      ...............        8,000           235,500
                                                                                          ----------
                                                                                             699,675
                                                                                          ----------

Telecommunications -                           2.51%
Alltel                                                ...............        2,600            89,700
SBC Communications                                    ...............        2,400           147,300
                                                                                          ----------
                                                                                             237,000
                                                                                          ----------

Textiles, Apparel, & Furniture -               3.02%
Hillenbrand Industries                                ...............        2,300           103,644
HON Industries                                        ...............        2,000           117,750
Miller (Herman)                                       ...............        1,200            64,500
                                                                                          ----------
                                                                                             285,894
                                                                                          ----------

Utilities -                                    3.13%
CMS Energy                                            ...............        3,300           122,100
Edison International                                  ...............        2,200            55,550
PacifiCorp                                            ...............        5,300           118,588
                                                                                          ----------
                                                                                             296,238
                                                                                          ----------

Miscellaneous -                                6.23%
Pentair                                               ...............        2,500            92,188
Service International                                 ...............        3,800           122,313
Tompkins ADR                                          ...............        2,400            54,300
Tyco International                                    ...............        3,900           320,044
                                                                                          ----------
                                                                                             588,845
                                                                                          ----------
Total Common Stock (cost $7,897,799)                                                       8,362,606
                                                                                          ----------

CONVERTIBLE PREFERRED STOCK -                  0.73%
Metals & Mining -                              0.73%
Freeport-McMoRan Copper & Gold 5.00% pfd cv           ...............        2,500            69,219
                                                                                         -----------
Total Convertible Preferred Stock
 (cost $67,687)                                                                               69,219
                                                                                         -----------

                                                                           Principal
                                                                             Amount
REPURCHASE AGREEMENTS -                       10.88%
With Prudential Securities 6.05% 10/1/97
  (dated 9/30/97, collateralized by $205,000
  U.S. Treasury Notes 5.875% due 2/28/99,
  market value $206,271 and $145,000 U.S.
  Treasury Notes 5.875% due 3/31/99, market
  value $145,099)                                                      $   345,000           345,000
With PaineWebber 6.00% 10/1/97
  (dated 9/30/97, collateralized by $135,000
  U.S. Treasury Notes 5.375% due 5/31/98,
  market value $137,587 and $211,000 U.S.
  Treasury Notes 5.875% due 9/30/02, market
  value $209,861)                                                          340,000           340,000
With J.P. Morgan Securites 6.00% 10/1/97
  (dated 9/30/97, collateralized by $339,000
  U.S. Treasury Notes 6.625% due 6/30/01,
  market value $351,772)                                                   344,000           344,000
                                                                                         -----------
Total Repurchase Agreements (cost $1,029,000)                                              1,029,000
                                                                                         -----------

TOTAL MARKET VALUE OF SECURITIES -            100.05%                                      9,460,825
  (cost $8,994,486)
LIABILITIES NET OF RECEIVABLES AND OTHER
  ASSETS -                                     (0.05%)                                        (4,821)
                                                                                         -----------
NET ASSETS APPLICABLE TO 786,214 SHARES
  ($0.01 PAR VALUE) OUTSTANDING; EQUIVALENT
  TO $12.03 PER SHARE -                       100.00%                                    $ 9,456,004
                                                                                         ===========

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 1997:
Common Stock, $0.01 par value, 750,000,000 shares
  authorized to the Fund with 50,000,000 shares
  allocated to the Series                                                                $ 8,742,942
Accumulated undistributed:
  Net investment income                                                                       64,557
  Net realized gain on investments                                                           182,166
  Net unrealized appreciation of investments                                                 466,339
                                                                                         -----------
Total net assets                                                                         $ 9,456,004
                                                                                         ===========

------------------
ADR - American Depository Receipt

                             See accompanying notes

Delaware Group Premium Fund, Inc. Devon Series
Statement of Operations
For the period May 1, 1997* to September 30, 1997
(Unaudited)


INVESTMENT INCOME:
Dividends                                                             $ 66,470
Interest                                                                15,548               $ 82,018
                                                                      --------               --------



EXPENSES:
Management fees                                                         12,125
Professional fees                                                        4,163
Registration fees                                                        1,808
Reports and statements to shareholders                                   1,563
Dividend disbursing and transfer agent fees and expenses                 1,417
Accounting fees and salaries                                             1,005
Custodian fees                                                             650
Directors' fees                                                            131
Taxes (other than taxes on income)                                          84
Other                                                                    1,734
                                                                      --------
                                                                        24,681
Less expenses absorbed by Delaware International
 Advisers Ltd.                                                          (7,219)                17,462
                                                                      --------               --------


NET INVESTMENT INCOME                                                                          64,556
                                                                                             --------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain on
   Investment  transactions:                                                                  182,166
                                                                                             --------

Net unrealized appreciation during the period
 on investments:                                                                              466,339
                                                                                             --------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                                                                             648,505
                                                                                             --------

NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                                                                         $ 713,061
-----------------------------------------------                                             =========

* Date of commencement of operations.

                             See accompanying notes

Statement of Changes in Net Assets
For the period May 1, 1997* to September 30, 1997
(Unaudited)

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                                              $  64,556
Net realized gain on investments
                                                                                     182,166
Net unrealized depreciation during the period
  on investments and foreign currencies                                              466,339
                                                                                  ----------
Net decrease in net assets resulting
  from operations                                                                    713,061
                                                                                  ----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:                                                         9,828,846
Net asset value of shares issued upon reinvestment
   of dividends from net investment income:                                                -
                                                                                  ----------
                                                                                   9,828,846
Cost of shares repurchased:                                                       (1,085,903)
                                                                                  ----------

Increase in net assets derived from capital
   share transactions                                                              8,742,943
                                                                                  ----------

NET INCREASE  IN NET ASSETS                                                        9,456,004

NET ASSETS:
Beginning of period                                                                        -
                                                                                 -----------
End of period                                                                    $ 9,456,004
-----------------------------------------------                                  ===========

* Date of commencement of operations.

                             See accompanying notes

Financial Highlights
Selected data for each share of the Fund outstanding throughout the period was as follows:

                                                                              Devon Series
                                                                               Unaudited
                                                                                 5/1/97 (1)
                                                                                   to
                                                                                 9/30/97
                                                                         ------------------------
Net asset value, beginning of period                                            $10.0000

Income from investment operations:
   Net investment income                                                          0.0821
   Net realized and unrealized gain from investments                              1.9479
                                                                                --------
   Total from investment operations                                               2.0300
                                                                                --------


Net asset value, end of period                                                  $12.0300
                                                                                ========

Total return                                                                       20.30%

Ratios and supplemental data:
    Net assets, end of period (000 omitted)                                       $9,456
    Ratio of expenses to average net assets                                         0.80%
    Ratio of expenses to average net assets prior to expense
     limitation                                                                     1.22%
    Ratio of net investment income to average net assets                            3.25%
    Ratio of net investment income to average net assets prior
     to expense limitation                                                          2.83%
    Portfolio turnover                                                               154%
   Average commsion rate paid (2)                                               $ 0.0600
-------------------------------------------------------

(1) Date of commencement of trading; ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

DELAWARE GROUP PREMIUM FUND, INC. -
DEVON SERIES
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1997
(Unaudited)


Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 15 series:
The Decatur Total Return Series, the Delchester Series, the Capital Reserves Series, the Cash Reserves Series, the Delcap Series, the Delaware Series, the International Equity Series, the Value Series, the Trend Series, the Global Bond Series, the Strategic Income Series, the Devon Series, the Emerging Markets Series, the Convertible Securities Series, and the Quantum Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

The objective of the Devon Series is to seek current income and capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation- Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes- The Fund intends to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Repurchase Agreements- The Fund may invest in a pooled cash account along with other members of the Delaware Group of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Other- Expenses common to all Funds within the Delaware Group of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Original issue discounts are accreted to interest income over the lives of the respective securities. Withholding taxes on foreign interest have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and pays dividends for net investment income quarterly and pay distributions from net realized gain on investment transactions, if any, annually.

Certain Fund expenses are paid through "soft dollar" arrangements with brokers. The amount of these expenses is less than 0.01% of the Fund's average daily net assets.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Fund pays Delaware Management Company, Inc. ("DMC") the Investment Manager of the Fund, an annual fee which is calculated daily at the rate of .60% on the average daily net assets. At September 30, 1997 the Series had a liability to DMC for management fees and other expenses of $12,125.

DMC has elected to waive that portion if any of the management fee and reimburse the Fund to the extent that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses, exceed .80% of average daily net assets of the Fund through December 31, 1997. Total expenses absorbed by DMC for the period ended September 30, 1997 were $7,219.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to serve as dividend disbursing, transfer agent and accounting service agent for the Fund. For the period ended September 30, 1997, the Fund expensed $1,417 for dividend disbursing and transfer agent services and $763 for accounting services. At September 30, 1997, the Series had a liability for such fees and other expenses payable to DSC of $1,210.

Certain officers of DMC, DSC and DDLP are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments

During the period ended September 30, 1997, the Fund made purchases of $11,599,715 and sales of $3,304,679 of investment securities other than U.S. government securities and temporary cash investments.

At September 30, 1997, the aggregate cost of securities for federal income tax purposes was $8,994,486.

At September 30, 1997, unrealized appreciation for federal income tax purposes aggregated $466,339 of which $536,088 related to unrealized appreciation of securities and $69,749 related to unrealized depreciation of securities.

4. Capital Stock

Transactions in capital stock shares were as follows:
                                                                    5/1/97*
                                                                      to
                                                                    9/30/97
                                                                    -------
Shares sold:                                                        881,534

Shares issued upon reinvestment of dividends
from net investment income and distributions
of realized gains from security transactions:                           -0-
                                                                    -------
                                                                    881,534

Shares repurchased:                                                 (95,321)
                                                                    -------
Net Increase            .................................           786,214
                                                                    -------

Delaware Group Premium Fund, Inc. - Convertible Securities Series
Statement of Net Assets
September 30, 1997
(Unaudited)


                                                                                              Principal               Market
                                                                                                Amount                Value

CORPORATE BONDS -                                                    2.99%
Signature Resorts                                                    5.75%      01/15/07        $ 80,000             $ 95,600
                                                                                                                  -----------
Total Corporate Bonds (cost $79,000)                                                                                   95,600
                                                                                                                  -----------

CONVERTIBLE BONDS -                                                 49.98%
Automobiles & Automotive Parts -                                     2.35%
Tower Automotive                                                     5.00%      08/01/04.......   70,000               75,250
                                                                                                                  -----------
                                                                                                                       75,250
                                                                                                                  -----------

Computers & Technology -                                            12.40%
Atmel                                                                3.25%      06/01/02.......   80,000               97,200
Cypress Semiconductor                                                6.00%      10/01/02.......   70,000               68,600
Integrated Process Equipment                                         6.25%      09/15/04.......   80,000               90,400
Unisys Corporation                                                   8.25%      03/15/06.......   60,000              140,250
                                                                                                                  -----------
                                                                                                                      396,450
                                                                                                                  -----------

Electronics & Electrical Equipment  -                                2.36%
Kent Electronics                                                     4.50%      09/01/04.......   75,000               75,563
                                                                                                                 ------------
                                                                                                                       75,563
                                                                                                                 ------------

Energy -                                                             2.91%
Parker Drilling                                                      5.50%      08/01/04.......   77,000               92,881
                                                                                                                 ------------
                                                                                                                       92,881
                                                                                                                 ------------

Healthcare & Pharmaceuticals -                                       8.41%
ARV Assisted Living                                                  6.75%      04/01/06.......   80,000               75,700
NABI                                                                 6.50%      02/01/03.......   90,000               79,763
Sunrise Assisted Living                                              5.50%      06/15/02.......   95,000              113,169
                                                                                                                 ------------
                                                                                                                      268,632
                                                                                                                 ------------

Industrial Machinery -                                               2.32%
Thermo Fibertek                                                      4.50%      07/15/04.......   70,000               74,200
                                                                                                                 ------------
                                                                                                                       74,200
                                                                                                                 ------------

Metals & Mining -                                                    2.12%
MascoTech                                                            4.50%      12/15/03.......   75,000               67,875
                                                                                                                 ------------
                                                                                                                       67,875
                                                                                                                 ------------

Telecommunications -                                                 6.47%
SmarTalk TeleServices                                                5.75%      09/15/02.......   90,000               97,875
Tel-Save Holdings                                                    4.50%      09/15/02.......   95,000              108,775
                                                                                                                 ------------
                                                                                                                      206,650
                                                                                                                 ------------

Miscellaneous -                                                     10.64%
COREStaff                                                            2.94%      08/15/04.......  100,000               91,125
Halter Marine Group                                                  4.50%      09/15/04.......   60,000               68,625
Personnel Group of America                                           5.75%      07/01/04.......   80,000               93,600
U.S. Office Products                                                 5.50%      02/01/01.......   65,000               86,531
                                                                                                                   ----------
                                                                                                                      339,881
                                                                                                                   ----------
Total Convertible Bonds (cost $1,463,561)                                                                           1,597,382
                                                                                                                   ----------
                                                                                                 Number
                                                                                               of Shares
COMMON STOCK -                                                      20.99%
Automobiles & Automotive Parts -                                     2.53%
Chrysler                                                                                .......    2,200               80,988
                                                                                                                   ------------
                                                                                                                       80,988
                                                                                                                   ------------
Banking, Finance & Insurance -                                       2.58%
Crescent Operating                                                                      .......      210                4,279
SunAmerica                                                                              .......    1,700               77,988
                                                                                                                   ------------
                                                                                                                       82,267
                                                                                                                   ------------

Healthcare & Pharmaceuticals  -                                      1.81%
Medpartners "TAPS"                                                                      .......    2,700               57,881
                                                                                                                   ------------
                                                                                                                       57,881
                                                                                                                   ------------

Real Estate -                                                       11.63%
Crescent Real Estate Equities                                                           .......    2,100               84,263
Equity Residential Properties                                                           .......    1,500               81,844
Lexington Corporate Properties                                                          .......    5,800               90,625
Starwood Lodging Trust                                                                  .......    2,000              114,875
                                                                                                                   ------------
                                                                                                                      371,607
                                                                                                                   ------------

Utilities -                                                          2.44%
Houston Industries                                                                      .......    1,500               78,000
                                                                                                                   ------------
                                                                                                                       78,000
                                                                                                                   ------------
Total Common Stock (cost $555,046)                                                                                    670,743
                                                                                                                   ------------


CONVERTIBLE PREFERRED STOCK -                                       20.27%
Banking, Finance & Insurance -                                       4.40%
American General 6.00% Series A                                                         ......     1,000               67,250
National Australia Bank 7.875% unit                                                     .......    2,500               73,438
                                                                                                                   ------------
                                                                                                                      140,688
                                                                                                                   ------------

Cable, Media & Publishing -                                          6.87%
Chancellor Media 6.00%                                                                  .......    1,500              106,500
MetroMedia International Group 7.25%                                                    .......    2,200              113,163
                                                                                                                   ------------
                                                                                                                      219,663
                                                                                                                   ------------

Environmental Services -                                             1.88%
Browning-Ferris 7.25%                                                                   .......    1,700               59,925
                                                                                                                   ------------
                                                                                                                       59,925
                                                                                                                   ------------

Leisure, Lodging & Entertainment -                                   2.04%
Felcor Suite Hotels $1.95 Series A                                                      .......    2,000               65,000
                                                                                                                   ------------
                                                                                                                       65,000
                                                                                                                   ------------

Metals & Mining -                                                    2.08%
Freeport-McMoRan Copper & Gold 7.00%                                                    .......    2,400               66,450
                                                                                                                   ------------
                                                                                                                       66,450
                                                                                                                   ------------

Utilities -                                                          3.00%
CalEnergy Capital Trust 6.50%                                                           .......    2,000               96,000
                                                                                                                   ------------
                                                                                                                       96,000
                                                                                                                   ------------
Total Convertible Preferred Stock (cost $537,142)                                                                     647,726
                                                                                                                   ------------

TOTAL MARKET VALUE OF SECURITIES -                                  94.23%
  (cost $2,634,749)                                                                                                 3,011,451
RECEIVABLE AND OTHER ASSETS NET OF LIABILITIES -                     5.77%                                            184,548
                                                                                                                   ------------
NET ASSETS APPLICABLE TO 266,678 SHARES ($.01 PAR
  VALUE) OUTSTANDING; EQUIVALENT TO $11.98 PER
  SHARE -                                                          100.00%                                      $   3,195,999
                                                                                                                   ============

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 1997:
Common Stock, $.01 par value, 750,000,000 shares
  authorized to the Fund with 50,000,000 shares allocated
  to the Series                                                                                                 $   2,730,540
Accumulated undistributed:

  Net investment income                                                                                                66,795
  Net realized gain on investments                                                                                     21,962
  Net unrealized appreciation of investments                                                                          376,702
                                                                                                                   ------------
Total net assets                                                                                                $   3,195,999
                                                                                                                   ============

----------------------------------------------------------

"TAPS" - Threshold Appreciation Price Securities

                                                                       See accompanying notes

Delaware Group Premium Fund, Inc. Convertible Securities
Statement of Operations
For the period May 1, 1997* to September 30, 1997
(Unaudited)

INVESTMENT INCOME:
Dividends                                                        $ 40,649
Interest                                                           34,056               $ 74,705
                                                                ----------              --------



EXPENSES:
Management fees                                                     7,522
Professional fees                                                   4,314
Registration fees                                                   1,643
Reports and statements to shareholders                              1,528
Dividend disbursing and transfer agent fees and expenses              623
Accounting fees and salaries                                          525
Custodian fees                                                        700
Directors' fees                                                       127
Taxes (other than taxes on income)                                     72
Other                                                              18,938
                                                                ----------
                                                                   35,992
Less expenses absorbed by Delaware International
 Advisers Ltd.                                                    (28,082)                 7,910
                                                                ----------              --------


NET INVESTMENT INCOME                                                                     66,795
                                                                                        --------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain on
   Investment  transactions:                                                              21,962
                                                                                         -------

Net unrealized appreciation during the period
 on investments:                                                                         376,702
                                                                                        --------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                                                                        398,664
                                                                                        --------

NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                                                                    $ 465,459
-----------------------                                                                =========

* Date of commencement of operations.

                             See accompanying notes

Delaware Group Premium Fund, Inc. Convertible Securities
Statement of Changes in Net Assets
For the period May 1, 1997* to September 30, 1997
(Unaudited)

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                            $ 66,795
Net realized gain on investments
                                                                   21,962
Net unrealized depreciation during the period
  on investments and foreign currencies                           376,702
                                                              ------------
Net decrease in net assets resulting
  from operations                                                 465,459
                                                              ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:                                      2,749,078
Net asset value of shares issued upon reinvestment
   of dividends from net investment income:                             -
                                                              ------------
                                                                2,749,078
Cost of shares repurchased:                                       (18,538)
                                                              ------------

Increase in net assets derived from capital
   share transactions                                           2,730,540
                                                              ------------

NET INCREASE  IN NET ASSETS                                     3,195,999

NET ASSETS:
Beginning of period                                                     -
                                                              ------------
End of period                                                 $ 3,195,999
----------------                                              ============
* Date of commencement of operations.

                             See accompanying notes

Financial Highlights
Selected data for each share of the Fund outstanding throughout the period was as follows:

                                                                                Convertible Securities
                                                                                       Series
                                                                                     Unaudited
                                                                                     5/1/97 (1)
                                                                                        to
                                                                                     9/30/97
                                                                                     ---------
Net asset value, beginning of period                                               $      10.000

Income from investment operations:
   Net investment income                                                                   0.250
   Net realized and unrealized gain from investments                                       1.730
                                                                                     ------------
   Total from investment operations                                                        1.980
                                                                                     -----------


Net asset value, end of period                                                     $      11.980
                                                                                     ===========

Total return                                                                              19.80%

Ratios and supplemental data:
    Net assets, end of period (000 omitted)                                              $3,196
    Ratio of expenses to average net assets                                                0.80%
    Ratio of expenses to average net assets prior to expense
     limitation                                                                            3.57%
    Ratio of net investment income to average net assets                                   6.61%
    Ratio of net investment income to average net assets prior
     to expense limitation                                                                 3.84%
    Portfolio turnover                                                                      274%
   Average commsion rate paid (2)                                                      $ 0.0600
----------------------------------

(1) Date of commencement of trading; ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

DELAWARE GROUP PREMIUM FUND, INC. -
CONVERTIBLE SECURITIES SERIES
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1997
(Unaudited)


Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 15 series:
The Decatur Total Return Series, the Delchester Series, the Capital Reserves Series, the Cash Reserves Series, the Delcap Series, the Delaware Series, the International Equity Series, the Value Series, the Trend Series, the Global Bond Series, the Strategic Income Series, the Devon Series, the Emerging Markets Series, the Convertible Securities Series, and the Quantum Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

The objective of the Devon Series is to seek current income and capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation- Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes- The Fund intends to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Repurchase Agreements- The Fund may invest in a pooled cash account along with other members of the Delaware Group of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least

100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Other- Expenses common to all Funds within the Delaware Group of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Original issue discounts are accreted to interest income over the lives of the respective securities. Withholding taxes on foreign interest have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and pays dividends for net investment income quarterly and pay distributions from net realized gain on investment transactions, if any, annually.

Certain Fund expenses are paid through "soft dollar" arrangements with brokers. The amount of these expenses is less than 0.01% of the Fund's average daily net assets.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Fund pays Delaware Management Company, Inc. ("DMC") the Investment Manager of the Fund, an annual fee which is calculated daily at the rate of .75% on the average daily net assets. At September 30, 1997 the Series had a liability to DMC for management fees and other expenses of $7,866.

DMC has elected to waive that portion if any of the management fee and reimburse the Fund to the extent that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses, exceed .80% of average daily net assets of the Fund through December 31, 1997. Total expenses absorbed by DMC for the period ended September 30, 1997 were $28,082.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to serve as dividend disbursing, transfer agent and accounting service agent for the Fund. For the period ended September 30, 1997, the Fund expensed $623 for dividend disbursing and transfer agent services and $379 for accounting services. At September 30, 1997, the Series had a liability for such fees and other expenses payable to DSC of $602.

Certain officers of DMC, DSC and DDLP are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3.   Investments

During the period ended September 30, 1997, the Fund made purchases of $4,874,446 and sales of $2,261,828 of investment securities other than U.S. government securities and temporary cash investments.

At September 30, 1997, the aggregate cost of securities for federal income tax purposes was $2,634,749.

At September 30, 1997, unrealized appreciation for federal income tax purposes aggregated $376,702 of which $384,188 related to unrealized appreciation of securities and $7,486 related to unrealized depreciation of securities.

4.   Capital Stock

Transactions in capital stock shares were as follows:
                                                                    5/1/97*
                                                                      to
                                                                    9/30/97
                                                                    -------
Shares sold:                                                        268,306

Shares issued upon reinvestment of dividends
from net investment income and distributions
of realized gains from security transactions:                          -0-
                                                                    -------
                                                                    268,306
Shares repurchased:                                                  (1,628)
                                                                    -------

Net Increase................................................        266,678
                                                                    -------

    Delaware Group Premium Funds, Inc. - Quantum Series
    Statement of Net Assets
    September 30, 1997
    (Unaudited)

                                                                                             Number                    Market
                                                                                           of Shares                    Value
    COMMON STOCK -                       90.50%
    Automobiles & Auto Parts -            0.36%
    Paccar                                              . . . . . . . . . . . . . . .            300                $    16,725
                                                                                                                    -----------
                                                                                                                         16,725
                                                                                                                    -----------
    Banking, Finance & Insurance -       31.60%
    Ahmanson (H.F.) & Co.                               . . . . . . . . . . . . . . .          1,035                     58,801
    Allstate                                            . . . . . . . . . . . . . . .            445                     35,767
    AmSouth Bancorporation                              . . . . . . . . . . . . . . .            950                     46,016
    Bank of Boston                                      . . . . . . . . . . . . . . .            515                     45,545
    Bank of New York                                    . . . . . . . . . . . . . . .            855                     41,040
    BankAmerica                                         . . . . . . . . . . . . . . .            810                     59,383
    Bear Stearns                                        . . . . . . . . . . . . . . .          1,035                     45,540
    CIGNA                                               . . . . . . . . . . . . . . .            345                     64,256
    Chase Manhattan                                     . . . . . . . . . . . . . . .            755                     89,090
    City National                                       . . . . . . . . . . . . . . .          1,175                     37,600
    Comdisco                                            . . . . . . . . . . . . . . .          1,125                     36,633
    Comerica                                            . . . . . . . . . . . . . . .            650                     51,309
    Edwards (A.G.)                                      . . . . . . . . . . . . . . .            810                     41,614
    First Chicago NBD                                   . . . . . . . . . . . . . . .            440                     33,110
    First Union                                         . . . . . . . . . . . . . . .            450                     22,528
    First of America Bank                               . . . . . . . . . . . . . . .            993                     53,285
    Marsh & McLennan                                    . . . . . . . . . . . . . . .            810                     62,066
    Mellon Bank                                         . . . . . . . . . . . . . . .          1,205                     65,974
    Mercury General                                     . . . . . . . . . . . . . . .            305                     26,688
    Mid Ocean                                           . . . . . . . . . . . . . . .            580                     36,758
    NationsBank                                         . . . . . . . . . . . . . . .            850                     52,594
    Old Republic International                          . . . . . . . . . . . . . . .            870                     33,930
*   Oxford Health Plans                                 . . . . . . . . . . . . . . .            675                     50,562
    Paine Webber Group                                  . . . . . . . . . . . . . . .          1,230                     57,272
    Reliance Group Holdings                             . . . . . . . . . . . . . . .          2,470                     33,499
    Republic New York                                   . . . . . . . . . . . . . . .            325                     36,928
    SLM Holding                                         . . . . . . . . . . . . . . .            315                     48,668
    SunAmerica                                          . . . . . . . . . . . . . . .          1,245                     48,788
    T. Rowe Price Associates                            . . . . . . . . . . . . . . .            600                     40,275
    Travelers Group                                     . . . . . . . . . . . . . . .          1,370                     93,503
                                                                                                                    -----------
                                                                                                                      1,449,022
                                                                                                                    -----------
    Buildings & Materials -              0.65%
    Oakwood Homes                                       . . . . . . . . . . . . . . .          1,050                     29,794
                                                                                                                    -----------
                                                                                                                         29,794
                                                                                                                    -----------
    Cable, Media, & Publishing -         4.13%
    Dun & Bradstreet                                    . . . . . . . . . . . . . . .          1,200                     34,050
    Ennis Business Forms                                . . . . . . . . . . . . . . .            715                      8,088
    Gannett                                             . . . . . . . . . . . . . . .            540                     58,286
    New York Times                                      . . . . . . . . . . . . . . .            840                     44,100
    Omnicom Group                                       . . . . . . . . . . . . . . .            615                     44,741
                                                                                                                    -----------
                                                                                                                        189,265
                                                                                                                    -----------



__________________________
 Top 10 stock holdings, representing 18.7% of net assets, are in bold.

                                                                                             Number                    Market
                                                                                           of Shares                    Value
    Chemicals -                          0.30%
    Avery Dennison                                      . . . . . . . . . . . . . . .            235        $             9,400
    International Flavors & Fragrances                  . . . . . . . . . . . . . . .             85                      4,165
                                                                                                                    -----------
                                                                                                                         13,565
                                                                                                                    -----------
    Computers & Technology -             9.29%
*   Cadence Design Systems                              . . . . . . . . . . . . . . .          1,010                     54,035
    Compaq Computer                                     . . . . . . . . . . . . . . .          1,400                    104,650
    Deluxe                                              . . . . . . . . . . . . . . .            865                     29,032
*   EMC                                                 . . . . . . . . . . . . . . .            325                     18,972
    HBO                                                 . . . . . . . . . . . . . . .          1,050                     39,572
    Microsoft                                           . . . . . . . . . . . . . . .            510                     67,495
*   Quantum                                             . . . . . . . . . . . . . . .          1,565                     59,910
*   Storage Technology                                  . . . . . . . . . . . . . . .            320                     15,300
*   Western Digital                                     . . . . . . . . . . . . . . .            930                     37,258
                                                                                                                    -----------
                                                                                                                        426,224
                                                                                                                    -----------
    Consumer Products -                  3.25%
    Avon Products                                       . . . . . . . . . . . . . . .            635                     39,370
    Clorox                                              . . . . . . . . . . . . . . .            740                     54,852
    Maytag                                              . . . . . . . . . . . . . . .            625                     21,328
    Premark International                               . . . . . . . . . . . . . . .          1,050                     33,600
                                                                                                                    -----------
                                                                                                                        149,150
                                                                                                                    -----------
    Electronics & Electrical -           2.96%
*   American Power Conversion                           . . . . . . . . . . . . . . .          1,525                     42,938
*   Anixter International                               . . . . . . . . . . . . . . .          4,420                     75,969
    Xerox                                               . . . . . . . . . . . . . . .            200                     16,838
                                                                                                                    -----------
                                                                                                                        135,745
                                                                                                                    -----------
    Energy -                             2.35%
*   Global Marine                                       . . . . . . . . . . . . . . .            840                     27,930
    Helmerich & Payne                                   . . . . . . . . . . . . . . .            390                     31,200
*   Oryx Energy                                         . . . . . . . . . . . . . . .          1,120                     28,490
    Union Texas Petroleum                               . . . . . . . . . . . . . . .            865                     20,328
                                                                                                                    -----------
                                                                                                                        107,948
                                                                                                                    -----------
    Food, Beverage & Tobacco -           7.39%
*   Boston Chicken                                      . . . . . . . . . . . . . . .            805                     11,849
    Campbell Soup                                       . . . . . . . . . . . . . . .            640                     31,360
    Coca Cola                                           . . . . . . . . . . . . . . .            870                     53,016
    Flowers Industries                                  . . . . . . . . . . . . . . .          1,770                     36,064
    Hershey Foods                                       . . . . . . . . . . . . . . .            810                     45,765
    Hormel Foods                                        . . . . . . . . . . . . . . .            260                      8,336
    International Multifoods                            . . . . . . . . . . . . . . .            920                     27,313
    Interstate Bakeries                                 . . . . . . . . . . . . . . .            835                     57,250
    Quaker Oats                                         . . . . . . . . . . . . . . .            875                     44,078
    Ralston-Purina Group                                . . . . . . . . . . . . . . .            270                     23,895
                                                                                                                    -----------
                                                                                                                        338,926
                                                                                                                    -----------
    Healthcare & Pharmaceuticals  -      5.19%
*   Amgen                                               . . . . . . . . . . . . . . .            475                     22,755
*   Healthsouth                                         . . . . . . . . . . . . . . .          1,420                     37,896
    Johnson & Johnson                                   . . . . . . . . . . . . . . .          1,000                     57,625
*   Lincare Holdings                                    . . . . . . . . . . . . . . .            495                     24,920
*   Phycor                                              . . . . . . . . . . . . . . .            475                     13,820
    Schering-Plough                                     . . . . . . . . . . . . . . .          1,570                     80,855
                                                                                                                    -----------
                                                                                                                        237,871
                                                                                                                    -----------

                                                                                                       Number           Market
                                                                                                     of Shares           Value

    Industrial Machinery -               0.76%
    Deere & Co.                                                 . . . . . . . . . . . . . . .            650        $    34,938
                                                                                                                   ------------
                                                                                                                         34,938
    Leisure, Lodging, & Entertainmt -    0.94%                                                                     ------------
    Callaway Golf                                               . . . . . . . . . . . . . . .            780             27,202
    Fleetwood Enterprises                                       . . . . . . . . . . . . . . .            130              4,363
*   King World Productions                                      . . . . . . . . . . . . . . .            265             11,461
                                                                                                                    -----------
                                                                                                                         43,026
                                                                                                                    -----------
    Metals & Mining -                    0.19%
    Cleveland Cliffs Iron                                       . . . . . . . . . . . . . . .            200              8,725
                                                                                                                    -----------
                                                                                                                          8,725
                                                                                                                    -----------
    Packaging & Containers -             0.43%
*   Sealed Air                                                  . . . . . . . . . . . . . . .            360             19,778
                                                                                                                    -----------
                                                                                                                         19,778
                                                                                                                    -----------
    Retail -                             8.64%
    CVS Corporation                                             . . . . . . . . . . . . . . .            925             52,609
    Gap                                                         . . . . . . . . . . . . . . .            895             44,806
    Jostens                                                     . . . . . . . . . . . . . . .            345              9,358
    Ross Stores                                                 . . . . . . . . . . . . . . .          1,540             52,649
*   Safeway                                                     . . . . . . . . . . . . . . .            830             45,131
    Sears,Roebuck                                               . . . . . . . . . . . . . . .          1,050             59,784
    TJX                                                         . . . . . . . . . . . . . . .          1,880             57,457
    Tiffany                                                     . . . . . . . . . . . . . . .          1,065             45,263
*   Woolworth                                                   . . . . . . . . . . . . . . .          1,310             28,984
                                                                                                                   ------------
                                                                                                                        396,041
                                                                                                                   ------------
    Telecommunications -                10.64%
    AT&T                                                        . . . . . . . . . . . . . . .          2,925            129,614
    Alltel                                                      . . . . . . . . . . . . . . .          2,000             69,000
    Ameritech                                                   . . . . . . . . . . . . . . .          1,085             72,152
*   PairGain Technologies                                       . . . . . . . . . . . . . . .            535             15,231
    SBC Communications                                          . . . . . . . . . . . . . . .          1,195             73,343
*   Tellabs                                                     . . . . . . . . . . . . . . .          1,110             57,234
    U.S. West Communications Group                              . . . . . . . . . . . . . . .          1,850             71,225
                                                                                                                   ------------
                                                                                                                        487,799
                                                                                                                   ------------
    Textiles, Apparel, & Furniture -     0.62%
*   Tommy Hilfiger                                              . . . . . . . . . . . . . . .            570             28,464
                                                                                                                   ------------
                                                                                                                         28,464
                                                                                                                   ------------
    Transportation & Shipping -          0.81%
*   AMR                                                         . . . . . . . . . . . . . . .            230             25,458
*   UAL                                                         . . . . . . . . . . . . . . .            140             11,847
                                                                                                                   ------------
                                                                                                                         37,305
                                                                                                                   ------------
    Total Common Stock (cost $3,790,077)                                                                              4,150,311
                                                                                                                   ------------

                                                                                                   Principal           Market
                                                                                                     Amount            Value
    REPURCHASE AGREEMENTS -              9.21%
    With J.P. Morgan Securities 6.00%
      10/1/97 (dated 9/30/97, collateralized
      by $139,000 U.S. Treasury Notes 6.625%
      due 6/30/01, market value $144,264)                       . . . . . . . . . . . . . . .    $   141,000       $    141,000
    With PaineWebber 6.00% 10/1/97 (dated
      9/30/97, collateralized by $86,000
      U.S. Treasury Notes 5.875% due
      9/30/02, market value $86,065 and
      $56,000 U.S. Treasury Notes 5.375%
      due 5/31/98, market value $56,425)                        . . . . . . . . . . . . . . .        140,000            140,000
   With Prudential-Bache 6.05% 10/1/97
      (dated 9/30/97, collateralized by
      $84,000 U.S. Treasury Notes 5.875%
      due 2/28/99,
      market value $84,593 and $59,000
      U.S. Treasury Notes 5.875% due 3/31/99,
      market value 59,506)                                      . . . . . . . . . . . . . . .        141,000            141,000
                                                                                                                   ------------
   Total Repurchase Agreements
       (cost $422,000)                                          . . . . . . . . . . . . . . .                           422,000
                                                                                                                   ------------





    TOTAL MARKET VALUE OF SECURITIES -
        (cost $4,212,077) -                                99.71%         . . . . . . . . . . . . . . .               4,572,311

    RECEIVABLES AND OTHER ASSETS NET OF
        LIABILITIES -                                       0.29%         . . . . . . . . . . . . . . .                  13,528
                                                                                                                   ------------
    NET ASSETS APPLICABLE TO 373,283 SHARES
        ($0.01 PAR VALUE) OUTSTANDING;
        EQUIVALENT TO $12.29 PER SHARE -                  100.00%         . . . . . . . . . . . . . . .            $  4,585,839
                                                                                                                   ============
    COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 1997:
    Common Stock, $0.01 par value, 750,000,000 shares
       authorized to the Fund with 50,000,000 shares
       allocated to the Series                                            . . . . . . . . . . . . . . .            $  4,079,780
    Accumulated undistributed:
       Net investment income                                              . . . . . . . . . . . . . . .                  13,650
       Net realized gain on investments                                   . . . . . . . . . . . . . . .                 132,175
       Net unrealized appreciation of investments                         . . . . . . . . . . . . . . .                 360,234
                                                                                                                   ------------
    Total net assets                                                      . . . . . . . . . . . . . . .            $  4,585,839
                                                                                                                   ============

________________________
    * Non-income producing security for the period ended September 30, 1997

                             See accompanying notes

Delaware Group Premium Funds, Inc. - Quantum Series
STATEMENT OF ASSETS AND LIABILITIES
September 30, 1997
(Unaudited)

ASSETS:
Investments at market (cost $4,212,077)                  $     4,572,311
Subscriptions receivable                                          21,678
Dividends and interest receivable                                  4,768
Cash                                                                 921
Other assets                                                      10,858
                                                         ---------------
   Total assets                                                4,610,536
                                                         ---------------

LIABILITIES:
Payable for securities purchased                                   4,567
Other accounts payable and accrued expenses                       20,129
                                                         ---------------
   Total liabilities                                              24,697
                                                         ---------------

TOTAL NET ASSETS                                         $     4,585,839
                                                         ===============

                      See accompanying notes

Delaware Group Premium Funds, Inc. - Quantum Series
STATEMENT OF OPERATIONS
Period May 1, 1997* to September 30, 1997
(Unaudited)


INVESTMENT INCOME:
Dividends                                                 $       16,224
Interest                                                           6,720            22,944
                                                          ---------------

EXPENSES:
Management fees                                           $        8,878
Custodian fees                                                     4,868
Professional fees                                                  2,188
Registration fees                                                  1,202
Dividend disbursing and transfer agent fees
  and expenses                                                       961
Accounting fees and salaries                                         605
Reports and statements to shareholders                               370
Taxes (other than taxes on income)                                   153
Directors' fees                                                      126
Other                                                                801
                                                          ---------------
                                                                  20,152
Less expenses absorbed by Delaware Management
 Company, Inc. or Delaware Distributors                          (10,858)            9,294
                                                          ---------------    --------------


NET INVESTMENT INCOME                                                               13,650
                                                                             --------------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain from investnment trasactions                                     132,175
Net change in unrealized appreciation on investments
      on investments                                                               360,234
                                                                             --------------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                                                                  492,409
                                                                             --------------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                           $     506,059
                                                                             ==============




(*)  Date of commencement of trading

                             See accompanying notes

Delaware Group Premium Funds, Inc. - Quantum Series
STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

                                                                   5/1/97*
                                                                     to
                                                                   9/30/97
                                                             ------------------

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                        $          13,650
Net realized gain from investment transactions                         132,175
Net change in unrealized appreciation                                  360,234
                                                             ------------------
Net increase in net assets resulting
  from operations                                                      506,059
                                                             ------------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:                                           5,015,520
Net asset value of shares issued upon reinvestment
   of dividends from net investment income and net
   realized gain on security transactions:                                   0
                                                             ------------------
                                                                     5,015,520
Cost of shares repurchased:                                           (935,740)
                                                             ------------------

Increase in net assets derived from capital
   share transactions                                                4,079,780
                                                             ------------------

NET INCREASE IN NET ASSETS                                           4,585,839

NET ASSETS:
Beginning of period                                                          0
                                                             ------------------
End of period                                                $       4,585,839
                                                             ==================

* Date of commencement of trading

                             See accompanying notes

Delaware Group Premium Funds, Inc. - Quantum Series
Financial Highlights
(Unaudited)

Financial Highlights
Selected data for each share of the Fund outstanding throughout the period was as follows:

                                                                Quantum Series
                                                                ---------------
                                                                  Unaudited
                                                                   5/1/97(1)
                                                                     To
                                                                  9/30/97
                                                                ---------------


Net asset value, beginning of period                              10.0000

Income from investment operations:
   Net investment income                                           0.0366
   Net realized and unrealized gain from investments               2.2534
                                                               ----------
   Net increase in net assets from investment operations           2.2900
                                                               ----------


Net asset value, end of period                                    12.2900
                                                               ==========

Total Return                                                       22.90%

Ratios and supplemental data:
    Net assets, end of period (000 omitted)                        $4,586
    Ratio of expenses to average net assets                         0.80%
    Ratio of expenses to average net assets prior to expense
     limitation                                                     1.69%
    Ratio of net investment income to average net assets            1.15%
    Ratio of net investment income to average net assets prior
     to expense limitation                                          0.26%
    Portfolio turnover                                                96%

---------
(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.

DELAWARE GROUP PREMIUM FUND, INC.-QUANTUM SERIES
NOTES TO FINANCIAL STATEMENTS
September 30, 1997
(Unaudited)


Delaware Group Premium Fund, Inc. (The "Fund"), is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 15 series: the Decatur Total Return Series, the Delchester Series, the Capital Reserves Series, the Cash Reserves Series, the Delcap Series, the Delaware Series, the International Equity Series, the Value Series, the Trend Series, the Global Bond Series, the Strategic Income Series, the Devon Series, the Emerging Markets Series, the Convertible Securities Series, and the Quantum Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies

The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund:


Security Valuation- Securities listed on an exchange are valued at the lasted quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes- The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Repurchase Agreements- The Series may invest in a pooled cash account along with other members of the Delaware Group of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. Government. The respective collateral is held by the custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Other- Expenses common to all Funds within the Delaware Group of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities.

The Series will make payments from the Series net investment income quarterly and distributions from net realized securities profits, if any, following the close of the fiscal year.

Certain Fund expenses are paid through "soft dollar" arrangements with brokers. The amount of these expenses is less than 0.01% of the Fund's average daily net assets.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company, Inc. ("DMC"), the Investment Manager of the Series, an annual fee which is calculated daily at the rate of 0.75% on the average daily net assets of the Series without consideration of amounts paid to unaffiliated directors.

DMC has elected to waive that portion if any of the management fee and reimburse the Series to the extent that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses, exceed 0.80% of average daily net assets of the Series through September 30, 1997. Total expenses absorbed by DMC for the period ended September 30, 1997 were $10,858.


The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to serve as dividend disbursing and transfer agent for the Series. Effective August 19, 1996, the Series also engaged DSC to provide accounting services for the Series. Previously, fund personnel provided this service and the related costs were recorded in salaries and other expense categories in the statement of operations. For the period ended September 30, 1997, the Fund expensed $961 for dividend disbursing and transfer agent services and $447 for accounting services. At September 30, 1997, the Fund had a liability for such fees and other expenses payable to DSC for $1,622.

Certain officers of Delaware Management Company ("DMC"), DIAL and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments

During the period ended September 30, 1997, the Quantum Series made purchases of $4,885,272 and sales of $1,227,369 of investment securities, other than U.S. government securities and temporary cash investments.

At September 30, 1997, the aggregate cost of securities for federal income tax purposes was $ 4,212,077.

At September 30, 1997, unrealized appreciation for federal income tax purposes aggregated $360,234 of which $ 400,190 related to unrealized appreciation of securities and $ 39,956 related to unrealized depreciation of securities.


4. Capital Stock

Transactions in capital stock were as follows:

                                     Period
                                      Ended
                                     9/30/97

Shares sold:                         455,980

Shares repurchased:                  (82,697)
                                     -------

Net Increase.....................    373,283
                                     =======

5. Concentrations of Credit Risk

The Series may invest up to 10 % of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities. These securities, if any, have been denoted in the Statement of Net Assets.